UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

   INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2006

DATE OF REPORTING PERIOD:  JUNE 30, 2006

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows



Portfolio of Investments (unaudited)
FIRST INVESTORS TOTAL RETURN FUND
June 30, 2006

------------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount    Security                                                               Value
------------------------------------------------------------------------------------------------
                    COMMON STOCKS--61.2%
                    Consumer Discretionary--10.8%
          60,000  * Blockbuster, Inc. - Class "A"                                       $298,800
          33,300    Carnival Corporation                                               1,389,942
          62,250    CBS Corporation - Class "B"                                        1,683,863
          56,000    Clear Channel Communications, Inc.                                 1,733,200
          68,700  * Cost Plus, Inc.                                                    1,007,142
          64,700    Dollar General Corporation                                           904,506
          68,800  * Eddie Bauer Holdings, Inc.                                           791,200
          14,500    Genuine Parts Company                                                604,070
         110,500    H&R Block, Inc.                                                    2,636,530
          30,800  * Helen of Troy, Ltd.                                                  566,720
          40,900    Home Depot, Inc.                                                   1,463,811
          15,600    J.C. Penney Company, Inc. (Holding Co.)                            1,053,156
          37,400    Jones Apparel Group, Inc.                                          1,188,946
          45,900    Kenneth Cole Productions, Inc. - Class "A"                         1,024,947
          63,400    Leggett & Platt, Inc.                                              1,583,732
          66,300  * Lincoln Educational Services Corporation                           1,133,067
          59,600    McDonald's Corporation                                             2,002,560
          28,100    Michaels Stores, Inc.                                              1,158,844
          57,200  * Morgans Hotel Group Company                                          890,032
          49,800    Movado Group, Inc.                                                 1,142,910
          59,800    Newell Rubbermaid, Inc.                                            1,544,634
          67,300    Orient-Express Hotels, Ltd.                                        2,613,932
          24,400    Polo Ralph Lauren Corporation - Class "A"                          1,339,560
          87,400  * Quiksilver, Inc.                                                   1,064,532
          87,600    RadioShack Corporation                                             1,226,400
          23,000    Sherwin-Williams Company                                           1,092,040
          31,600  * Steiner Leisure Ltd.                                               1,249,148
          27,150  * Viacom, Inc. - Class "B"                                             973,056
         155,200    Westwood One, Inc.                                                 1,164,000
------------------------------------------------------------------------------------------------
                                                                                      36,525,280
------------------------------------------------------------------------------------------------
                    Consumer Staples--4.2%
          39,400    Altria Group, Inc.                                                 2,893,142
          43,800    Avon Products, Inc.                                                1,357,800
          34,400  * Chattem, Inc.                                                      1,044,728
          14,100    Coca-Cola Company                                                    606,582
          24,800    CVS Corporation                                                      761,360
         107,400    Nu Skin Enterprises, Inc. - Class "A"                              1,594,890
          14,300    PepsiCo, Inc.                                                        858,572
          96,200  * Prestige Brands Holdings, Inc.                                       959,114
          21,600    Procter & Gamble Company                                           1,200,960
          28,155    Tootsie Roll Industries, Inc.                                        820,155
          26,000    Wal-Mart Stores, Inc.                                              1,252,420
          25,700    WD-40 Company                                                        862,749
------------------------------------------------------------------------------------------------
                                                                                      14,212,472
------------------------------------------------------------------------------------------------
                    Energy--5.1%
          18,800    Anadarko Petroleum Corporation                                       896,572
             230  * Aventine Renewable Energy Holdings, Inc.                               8,947
          28,000    Chesapeake Energy Corporation                                        847,000
          25,200    ConocoPhillips                                                     1,651,356
          32,700    ExxonMobil Corporation                                             2,006,145
           5,600  * Houston Exploration Company                                          342,664
           2,197    Hugoton Royalty Trust                                                 65,251
           5,093    Marathon Oil Corporation                                             424,247
          22,600    Noble Corporation                                                  1,681,892
           6,200  * PHI, Inc. - Non Voting Shares                                        205,840
          27,300    Sasol, Ltd. (ADR)                                                  1,054,872
          41,500    Suncor Energy, Inc.                                                3,361,915
          25,900  * Swift Energy Company                                               1,111,887
             200    Technip SA                                                            11,024
          27,500  * Transocean, Inc.                                                   2,208,800
          33,866    XTO Energy, Inc.                                                   1,499,248
------------------------------------------------------------------------------------------------
                                                                                      17,377,660
------------------------------------------------------------------------------------------------
                    Financials--9.5%
          14,400    American Express Company                                             766,368
          25,100    American International Group, Inc.                                 1,482,155
           3,080    Ameriprise Financial, Inc.                                           137,584
          37,400    Astoria Financial Corporation                                      1,138,830
          41,600    Bank of America Corporation                                        2,000,960
          47,000    Brookline Bancorp, Inc.                                              647,190
          36,900    Citigroup, Inc.                                                    1,780,056
          55,500    Colonial BancGroup, Inc.                                           1,425,240
          14,000    Fannie Mae                                                           673,400
          47,400    JPMorgan Chase & Company                                           1,990,800
          21,500    Lehman Brothers Holdings, Inc.                                     1,400,725
          24,300    Merrill Lynch & Company, Inc.                                      1,690,308
          27,700    Morgan Stanley                                                     1,750,917
          27,700    National City Corporation                                          1,002,463
          64,900    New York Community Bancorp, Inc.                                   1,071,499
          70,900    NewAlliance Bancshares, Inc.                                       1,014,579
          42,232    North Fork Bancorporation, Inc.                                    1,274,139
          21,000    Plum Creek Timber Company, Inc. (REIT)                               745,500
          36,900    South Financial Group, Inc.                                          974,529
          64,575    Sovereign Bancorp, Inc.                                            1,311,518
          13,800    SunTrust Banks, Inc.                                               1,052,388
          42,600    U.S. Bancorp                                                       1,315,488
          40,445    U.S.B. Holding Co., Inc.                                             910,012
          28,400    Wachovia Corporation                                               1,535,872
          33,800    Washington Mutual, Inc.                                            1,540,604
          21,500    Wells Fargo & Company                                              1,442,220
------------------------------------------------------------------------------------------------
                                                                                      32,075,344
------------------------------------------------------------------------------------------------
                    Health Care--7.8%
          46,800    Abbott Laboratories                                                2,040,948
          39,000    Aetna, Inc.                                                        1,557,270
          13,400  * Amgen, Inc.                                                          874,082
           8,126    Baxter International, Inc.                                           298,712
          30,500  * Boston Scientific Corporation                                        513,620
          16,700  * Charles River Laboratories International, Inc.                       614,560
           6,200  * Genentech, Inc.                                                      507,160
          48,100    Johnson & Johnson                                                  2,882,152
          14,000  * Laboratory Corporation of America Holdings                           871,220
          16,700    Medicis Pharmaceutical Corporation - Class "A"                       400,800
          15,400    Medtronic, Inc.                                                      722,568
          24,700    Merck & Company, Inc.                                                899,821
          14,100  * Momenta Pharmaceutical, Inc.                                         179,211
         121,080    Pfizer, Inc.                                                       2,841,748
          26,100    Sanofi-Aventis (ADR)                                               1,271,070
          46,600  * St. Jude Medical, Inc.                                             1,510,772
          12,400    Stryker Corporation                                                  522,164
          41,200  * Thermo Electron Corporation                                        1,493,088
          21,000  * Triad Hospitals, Inc.                                                831,180
          24,100  * TriZetto Group, Inc.                                                 356,439
          16,050    UnitedHealth Group, Inc.                                             718,719
          21,200  * Waters Corporation                                                   941,280
          16,400  * WellPoint, Inc.                                                    1,193,428
          49,500    Wyeth                                                              2,198,295
------------------------------------------------------------------------------------------------
                                                                                      26,240,307
------------------------------------------------------------------------------------------------
                    Industrials--9.0%
          32,300    3M Company                                                         2,608,871
          14,500    Alexander & Baldwin, Inc.                                            641,915
          23,700    American Standard Companies, Inc.                                  1,025,499
          28,300  * BE Aerospace, Inc.                                                   646,938
          52,200    Briggs & Stratton Corporation                                      1,623,942
          20,000    Burlington Northern Santa Fe Corporation                           1,585,000
         155,300    Cendant Corporation                                                2,529,837
          11,100    Eaton Corporation                                                    836,940
          63,600  * Gardner Denver, Inc.                                               2,448,600
          14,300    Harsco Corporation                                                 1,114,828
          53,300    Honeywell International, Inc.                                      2,147,990
          26,200    Illinois Tool Works, Inc.                                          1,244,500
          79,900    Knoll, Inc.                                                        1,466,964
          17,300    Lockheed Martin Corporation                                        1,241,102
          69,500  * Navigant Consulting, Inc.                                          1,574,175
          26,100    Northrop Grumman Corporation                                       1,671,966
          31,500  * PGT, Inc.                                                            497,700
          56,300  * Pinnacle Airlines Corporation                                        396,352
          17,000    Pitney Bowes, Inc.                                                   702,100
          24,800  * TAL International Group , Inc.                                       597,680
          46,700    Tyco International, Ltd.                                           1,284,250
          40,100    United Technologies Corporation                                    2,543,142
------------------------------------------------------------------------------------------------
                                                                                      30,430,291
------------------------------------------------------------------------------------------------
                    Information Technology--10.2%
          25,000    Amphenol Corporation - Class "A"                                   1,399,000
          31,000  * Arris Group, Inc.                                                    406,720
          69,600  * Cisco Systems, Inc.                                                1,359,288
          66,200  * Electronics for Imaging, Inc.                                      1,382,256
         102,600  * EMC Corporation                                                    1,125,522
          85,700  * Entrust, Inc.                                                        292,237
          37,076    First Data Corporation                                             1,669,903
          66,100    Hewlett-Packard Company                                            2,094,048
          49,800    Intel Corporation                                                    943,710
          33,100    International Business Machines Corporation                        2,542,742
          17,100  * Lam Research Corporation                                             797,202
         102,600    Microsoft Corporation                                              2,390,580
          77,700    Motorola, Inc.                                                     1,565,655
          30,700  * NCI, Inc. - Class "A"                                                402,170
         103,500    Nokia Corporation - Class "A" (ADR)                                2,096,910
          41,300  * OmniVision Technologies, Inc.                                        872,256
          71,400  * Openwave Systems, Inc.                                               823,956
           7,100  * Palm, Inc.                                                           114,310
          50,300  * Paxar Corporation                                                  1,034,671
         103,700  * Powerwave Technologies, Inc.                                         945,744
          39,500    QUALCOMM, Inc.                                                     1,582,765
         119,900  * Silicon Image, Inc.                                                1,292,522
         107,200  * Smart Modular Technologies (WWH), Inc.                               941,216
         111,600  * Symantec Corporation                                               1,734,264
           1,000    Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                     9,184
         103,500  * TIBCO Software, Inc.                                                 729,675
          27,100  * Varian Semiconductor Equipment Associates, Inc.                      883,731
          81,300  * VeriSign, Inc.                                                     1,883,721
          55,000    Xilinx, Inc.                                                       1,245,750
------------------------------------------------------------------------------------------------
                                                                                      34,561,708
------------------------------------------------------------------------------------------------
                    Materials--3.4%
          22,100    Ashland, Inc.                                                      1,474,070
          82,500    Celanese Corporation                                               1,684,650
          17,100    Commercial Metals Company                                            439,470
          27,500    Dow Chemical Company                                               1,073,325
          18,900    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                   1,047,249
          34,200    Lubrizol Corporation                                               1,362,870
          13,800    PPG Industries, Inc.                                                 910,800
          17,500    Praxair, Inc.                                                        945,000
          57,500    RPM International, Inc.                                            1,035,000
          33,300    Temple-Inland, Inc.                                                1,427,571
------------------------------------------------------------------------------------------------
                                                                                      11,400,045
------------------------------------------------------------------------------------------------
                    Telecommunication Services--.6%
          46,600    AT&T, Inc.                                                         1,299,674
          21,500    Verizon Communications, Inc.                                         720,035
------------------------------------------------------------------------------------------------
                                                                                       2,019,709
------------------------------------------------------------------------------------------------
                    Utilities--.6%
          32,800    Atmos Energy Corporation                                             915,448
          21,500    Consolidated Edison, Inc.                                            955,460
------------------------------------------------------------------------------------------------
                                                                                       1,870,908
------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $172,504,874)                                     206,713,684
------------------------------------------------------------------------------------------------
                    CORPORATE BONDS--11.9%
                    Aerospace/Defense--.1%
            $500M   Precision Castparts Corp., 5.6%, 2013                                483,342
------------------------------------------------------------------------------------------------
                    Automotive--.1%
             500M   DaimlerChrysler NA Holdings Corp., 5.75%, 2009                       495,528
------------------------------------------------------------------------------------------------
                    Chemicals--.2%
             698M   Rohm & Haas Co., 7.4%, 2009                                          732,536
------------------------------------------------------------------------------------------------
                    Financial--1.5%
             750M   CIT Group, Inc., 7.75%, 2012                                         813,970
                    Ford Motor Credit Co.:
             250M     6.625%, 2008                                                       238,054
             677M     9.75%, 2010                                                        660,212
           1,000M   Goldman Sachs Group, Inc., 6.45%, 2036                               961,105
           1,000M   HSBC Finance Corp., 5%, 2015                                         924,450
             500M   JPMorgan Chase & Co., 5.6%, 2011                                     496,900
             885M   SLM Corp., 5%, 2015                                                  819,710
------------------------------------------------------------------------------------------------
                                                                                       4,914,401
------------------------------------------------------------------------------------------------
                    Financial Services--2.3%
             950M   Citigroup, Inc., 6%, 2033                                            902,903
             500M   Hibernia Corp., 5.35%, 2014                                          472,501
           1,000M   Lincoln National Corp., 6.5%, 2008                                 1,012,903
             765M   Marshall & Ilsley Bank, 5.2%, 2017                                   709,801
             500M   Merrill Lynch & Co., 4.79%, 2010                                     483,474
             853M   National City Bank of Kentucky, 6.3%, 2011                           872,635
           1,000M   Nationsbank Corp., 7.8%, 2016                                      1,131,981
           1,000M   State Street Bank & Trust, 5.3%, 2016                                957,914
             335M   Washington Mutual Bank, 5.95%, 2013                                  331,577
             737M   Washington Mutual, Inc., 8.25%, 2010                                 790,898
------------------------------------------------------------------------------------------------
                                                                                       7,666,587
------------------------------------------------------------------------------------------------
                    Food/Beverage/Tobacco--.4%
           1,000M   Altria Group, Inc., 7%, 2013                                       1,056,513
             200M   Bottling Group, LLC, 5%, 2013                                        190,482
------------------------------------------------------------------------------------------------
                                                                                       1,246,995
------------------------------------------------------------------------------------------------
                    Food/Drug--.8%
             600M   Delhaize America, Inc., 8.125%, 2011                                 634,010
           1,000M   Kroger Co., 7.8%, 2007                                             1,018,073
             996M   Safeway, Inc., 7%, 2007                                            1,009,875
------------------------------------------------------------------------------------------------
                                                                                       2,661,958
------------------------------------------------------------------------------------------------
                    Forest Products/Container--.6%
                    International Paper Co.:
             750M     5.85%, 2012                                                        739,379
           1,100M     6.75%, 2011                                                      1,137,795
------------------------------------------------------------------------------------------------
                                                                                       1,877,174
------------------------------------------------------------------------------------------------
                    Gaming/Leisure--.2%
             750M   MGM Mirage, Inc., 8.5%, 2010                                         782,813
------------------------------------------------------------------------------------------------
                    Health Care--.2%
             800M   Wyeth, 6.95%, 2011                                                   835,393
------------------------------------------------------------------------------------------------
                    Information Technology--.3%
             900M   International Business Machines Corp., 7.5%, 2013                    988,834
------------------------------------------------------------------------------------------------
                    Manufacturing--.8%
           1,000M   Ingersoll-Rand Co., 4.75%, 2015                                      923,093
             700M   Newell Rubbermaid, Inc., 6.75%, 2012                                 721,592
             900M   United Technologies Corp., 7.125%, 2010                              950,387
------------------------------------------------------------------------------------------------
                                                                                       2,595,072
------------------------------------------------------------------------------------------------
                    Media - Broadcasting--.5%
             750M   Comcast Cable Communications, Inc., 7.125%, 2013                     786,722
             800M   Cox Communications, Inc., 5.5%, 2015                                 740,554
------------------------------------------------------------------------------------------------
                                                                                       1,527,276
------------------------------------------------------------------------------------------------
                    Media - Diversified--.5%
             750M   AOL Time Warner, Inc., 6.75%, 2011                                   769,684
             705M   Viacom, Inc., 8.625%, 2012                                           781,864
------------------------------------------------------------------------------------------------
                                                                                       1,551,548
------------------------------------------------------------------------------------------------
                    Metals/Mining--.7%
           1,000M   Alcan, Inc., 5%, 2015                                                925,555
           1,000M   Alcoa, Inc., 6%, 2012                                              1,007,933
             500M   Thiokol Corp., 6.625%, 2008                                          506,614
------------------------------------------------------------------------------------------------
                                                                                       2,440,102
------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts--.4%
             700M   EOP Operating LP, 8.1%, 2010                                         753,383
             700M   Mack-Cali Realty LP, 7.75%, 2011                                     745,039
------------------------------------------------------------------------------------------------
                                                                                       1,498,422
------------------------------------------------------------------------------------------------
                    Telecommunications--.4%
             600M   SBC Communications, Inc., 6.25%, 2011                                606,844
             600M   Verizon New York, Inc., 6.875%, 2012                                 608,689
------------------------------------------------------------------------------------------------
                                                                                       1,215,533
------------------------------------------------------------------------------------------------
                    Transportation--.4%
             500M   Burlington Northern Santa Fe Corp., 4.3%, 2013                       457,816
           1,000M   Union Pacific Corp., 7.375%, 2009                                  1,045,397
------------------------------------------------------------------------------------------------
                                                                                       1,503,213
------------------------------------------------------------------------------------------------
                    Utilities--1.2%
           1,000M   Carolina Power & Light, Inc., 5.15%, 2015                            943,150
             750M   Consumers Energy Co., 6.375%, 2008                                   755,135
             576M   DPL, Inc., 6.875%, 2011                                              596,765
             900M   PP&L Capital Funding, Inc., 8.375%, 2007                             915,156
             900M   Public Service Electric & Gas Co., 6.75%, 2016                       951,344
------------------------------------------------------------------------------------------------
                                                                                       4,161,550
------------------------------------------------------------------------------------------------
                    Waste Management--.3%
           1,000M   Waste Management, Inc., 6.875%, 2009                               1,028,837
------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $41,801,980)                                     40,207,114
------------------------------------------------------------------------------------------------
                    MORTGAGE-BACKED CERTIFICATES--8.7%
                    Fannie Mae--7.8%
          12,742M   5.5%, 4/1/2033 - 8/1/2035                                         12,273,748
           5,994M   6%, 5/1/2036                                                       5,902,722
           6,062M   6.5%, 11/1/2033 - 6/1/2036                                         6,102,542
           2,098M   7%, 3/1/2032 - 8/1/2032                                            2,167,799
------------------------------------------------------------------------------------------------
                                                                                      26,446,811
------------------------------------------------------------------------------------------------
                    Freddie Mac--.9%
           3,139M   6%, 6/1/2035 - 9/1/2032                                            3,095,743
------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $30,212,218)                        29,542,554
------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS--6.6%
                    Fannie Mae:
           5,000M     5.4%, 2013                                                       4,882,340
           5,000M     6%, 2015                                                         4,894,475
                    Federal Farm Credit Bank:
           4,650M     4.94%, 2012                                                      4,486,990
           3,000M     5.33%, 2013                                                      2,930,046
           5,000M   Federal Home Loan Bank, 6%, 2013                                   4,984,665
------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $22,637,884)                  22,178,516
------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--1.1%
           2,000M   Jefferson Cnty, AL, Ltd. Oblig. Sch. Dist., 5%, 2024               2,032,500
           1,500M   Tobacco Settlement Fing. Corp., NJ Rev. Bonds, 6.75%, 2039         1,668,750
------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,473,454)                                       3,701,250
------------------------------------------------------------------------------------------------
                    CONVERTIBLE PREFERRED STOCKS--.3%
                    Financials
          14,900    Hartford Financial Services Group, Inc., 6%, 2006 -
                    Class "A" (cost $683,024)                                          1,111,912
------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT OBLIGATIONS--3.4%
         $12,000M   U.S. Treasury Note, 4.5%, 2016 (cost $11,825,412)                 11,420,628
------------------------------------------------------------------------------------------------
                    PASS THROUGH CERTIFICATES--.2%
                    Transportation
             635M   Continental Airlines, Inc., 8.388%, 2020 (cost $663,358)             619,222
------------------------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--3.0%
------------------------------------------------------------------------------------------------
          11,500M   Federal Home Loan Bank, 5.1%, 7/12/06 (cost $11,482,038)          11,482,038
------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE NOTES--3.0%
           8,700M   Toyota Motor Credit Corp., 5.22%, 7/7/06 (cost $8,692,428)         8,692,428
------------------------------------------------------------------------------------------------
Total Value of Investments (cost $303,976,670)                           99.4%       335,669,346
Other Assets, Less Liabilities                                             .6          1,934,916
------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%      $337,604,262
================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts
    REIT  Real Estate Investment Trust

  At June 30, 2006, the cost of investments for federal income tax purposes was $304,188,141.
  Accumulated net unrealized appreciation on investments was $31,481,205, consisting of
  $45,865,699 gross unrealized appreciation and $14,384,494 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS VALUE FUND
June 30, 2006

------------------------------------------------------------------------------------
   Shares or
   Principal
      Amount    Security                                                       Value
------------------------------------------------------------------------------------
                COMMON STOCKS--93.2%
                Consumer Discretionary--17.1%
      27,800    Autoliv, Inc.                                             $1,572,646
      63,400    Bob Evans Farms, Inc.                                      1,902,634
      44,900    Carnival Corporation                                       1,874,126
      34,300    CBS Corporation - Class "B"                                  927,815
      91,500    Clear Channel Communications, Inc.                         2,831,925
     168,300    Dollar General Corporation                                 2,352,834
     107,400    Family Dollar Stores, Inc.                                 2,623,782
      46,200    Genuine Parts Company                                      1,924,692
      55,100    H&R Block, Inc.                                            1,314,686
      66,800    Home Depot, Inc.                                           2,390,772
      24,700    J.C. Penney Company, Inc. (Holding Co.)                    1,667,497
      50,600    Jones Apparel Group, Inc.                                  1,608,574
      47,700    Kenneth Cole Productions, Inc. - Class "A"                 1,065,141
      65,874    Kimball International, Inc. - Class "B"                    1,298,377
      89,000    Lee Enterprises, Inc.                                      2,398,550
     101,400    Leggett & Platt, Inc.                                      2,532,972
      23,100    Liz Claiborne, Inc.                                          856,086
      29,000    Magna International, Inc. - Class "A"                      2,087,130
     105,200    McDonald's Corporation                                     3,534,720
      86,700    Modine Manufacturing Company                               2,025,312
      70,500    Natuzzi SpA (ADR)                                            504,075
      89,700    New York Times Company - Class "A"                         2,201,238
      42,500    Newell Rubbermaid, Inc.                                    1,097,775
      69,000    OSI Restaurant Partners, Inc.                              2,387,400
     141,800    Pearson PLC (ADR)                                          1,935,570
     108,100    Talbots, Inc.                                              1,994,445
      23,400    Tiffany & Company                                            772,668
     135,600    Time Warner, Inc.                                          2,345,880
      87,500    Tribune Company                                            2,837,625
     123,700    Walt Disney Company                                        3,711,000
------------------------------------------------------------------------------------
                                                                          58,577,947
------------------------------------------------------------------------------------
                Consumer Staples--10.0%
      79,800    Anheuser-Busch Companies, Inc.                             3,638,082
      71,400    Avon Products, Inc.                                        2,213,400
      77,700    Coca-Cola Company                                          3,342,654
      59,400    ConAgra Foods, Inc.                                        1,313,334
      26,241    Del Monte Foods Company                                      294,686
      45,200    Diageo PLC (ADR)                                           3,053,260
      42,200    Estee Lauder Companies, Inc. - Class "A"                   1,631,874
      15,900    Fomento Economico Mexicano SA de CV (ADR)                  1,331,148
      53,800    H.J. Heinz Company                                         2,217,636
      42,100    Kimberly-Clark Corporation                                 2,597,570
      86,600    Kraft Foods, Inc. - Class "A"                              2,675,940
      52,500    Ruddick Corporation                                        1,286,775
     148,200    Sara Lee Corporation                                       2,374,164
      56,800    Tasty Baking Company                                         533,920
     106,700    Topps Company, Inc.                                          877,074
      39,100    UST, Inc.                                                  1,766,929
      65,300    Wal-Mart Stores, Inc.                                      3,145,501
------------------------------------------------------------------------------------
                                                                          34,293,947
------------------------------------------------------------------------------------
                Energy--8.7%
      49,000    Anadarko Petroleum Corporation                             2,336,810
      42,900    BP PLC (ADR)                                               2,986,269
      66,117    Chevron Corporation                                        4,103,221
      51,400    ConocoPhillips                                             3,368,242
      38,500    Diamond Offshore Drilling, Inc.                            3,231,305
      46,248    Kerr-McGee Corporation                                     3,207,299
      54,400    Marathon Oil Corporation                                   4,531,520
      49,200    Royal Dutch Shell PLC - Class "A" (ADR)                    3,295,416
      52,600    Tidewater, Inc.                                            2,587,920
------------------------------------------------------------------------------------
                                                                          29,648,002
------------------------------------------------------------------------------------
                Financials--24.0%
      44,300    A.G. Edwards, Inc.                                         2,450,676
      14,600    ACE, Ltd.                                                    738,614
      15,700    Allstate Corporation                                         859,261
      11,200    American International Group, Inc.                           661,360
      47,300    AmSouth Bancorporation                                     1,251,085
     108,700    Amvescap PLC (ADR)                                         2,009,863
      59,800    Aon Corporation                                            2,082,236
      95,300    Aspen Insurance Holdings, Ltd.                             2,219,537
      35,100    Assured Guaranty, Ltd.                                       890,487
     134,400    Bank Mutual Corporation                                    1,642,368
      88,266    Bank of America Corporation                                4,245,595
     101,800    Bank of New York Company, Inc.                             3,277,960
      98,250    Brookfield Asset Management, Inc. - Class "A"              3,990,915
      75,300    Brookline Bancorp, Inc.                                    1,036,881
      35,456    Chubb Corporation                                          1,769,254
      50,047    Cincinnati Financial Corporation                           2,352,709
      70,100    Citigroup, Inc.                                            3,381,624
      38,000    Comerica, Inc.                                             1,975,620
      56,900    Eagle Hospitality Properties Trust, Inc.                     547,947
      39,200    Erie Indemnity Company - Class "A"                         2,038,400
      24,800    FBL Financial Group, Inc. - Class "A"                        803,520
      78,400    Hudson City Bancorp, Inc.                                  1,045,072
      30,200    IPC Holdings, Ltd.                                           744,732
      92,100    JPMorgan Chase & Company                                   3,868,200
      52,100    KeyCorp                                                    1,858,928
      47,074    Lincoln National Corporation                               2,656,857
      42,200    Merrill Lynch & Company, Inc.                              2,935,432
      54,100    Morgan Stanley                                             3,419,661
     119,200    NewAlliance Bancshares, Inc.                               1,705,752
      51,200    North Fork Bancorporation, Inc.                            1,544,704
      29,900    One Liberty Properties, Inc. (REIT)                          568,100
      55,800    Plum Creek Timber Company, Inc. (REIT)                     1,980,900
      26,400    PMI Group, Inc.                                            1,176,912
      30,000    PNC Financial Services Group, Inc.                         2,105,100
      51,300    Protective Life Corporation                                2,391,606
      82,100    Regions Financial Corporation                              2,719,152
      19,300    St. Joe Company                                              898,222
      15,800    State National Bancshares, Inc.                              602,138
      37,893    State Street Corporation                                   2,201,204
      32,800    SunTrust Banks, Inc.                                       2,501,328
      29,779    TD Banknorth, Inc.                                           876,992
      54,000    Waddell & Reed Financial, Inc. - Class "A"                 1,110,240
      41,600    Wells Fargo & Company                                      2,790,528
------------------------------------------------------------------------------------
                                                                          81,927,672
------------------------------------------------------------------------------------
                Health Care--4.9%
      68,800    Abbott Laboratories                                        3,000,368
      38,300    Biomet, Inc.                                               1,198,407
      41,800    GlaxoSmithKline PLC (ADR)                                  2,332,440
      55,000    Johnson & Johnson                                          3,295,600
      32,500    Novartis AG (ADR)                                          1,752,400
     137,200    Pfizer, Inc.                                               3,220,084
       7,300    Sanofi-Aventis (ADR)                                         355,510
      82,100    Schering-Plough Corporation                                1,562,363
------------------------------------------------------------------------------------
                                                                          16,717,172
------------------------------------------------------------------------------------
                Industrials--7.8%
      29,800    Adesa, Inc.                                                  662,752
       2,600    Alexander & Baldwin, Inc.                                    115,102
      27,800    Avery Dennison Corporation                                 1,614,068
     114,500    Cendant Corporation                                        1,865,205
      51,200    Dover Corporation                                          2,530,816
      67,300    Federal Signal Corporation                                 1,018,922
      44,400    General Dynamics Corporation                               2,906,424
      71,300    Honeywell International, Inc.                              2,873,390
      77,700    Masco Corporation                                          2,303,028
      44,700    Norfolk Southern Corporation                               2,378,934
      22,600    Pall Corporation                                             632,800
      52,600    Pitney Bowes, Inc.                                         2,172,380
      12,800    SPX Corporation                                              716,160
      95,500    Tyco International, Ltd.                                   2,626,250
     115,300    Werner Enterprises, Inc.                                   2,337,131
------------------------------------------------------------------------------------
                                                                          26,753,362
------------------------------------------------------------------------------------
                Information Technology--4.9%
      99,400  * Agile Software Corporation                                   630,196
      46,000    Automatic Data Processing, Inc.                            2,086,100
      52,700    AVX Corporation                                              832,133
      97,900    Hewlett-Packard Company                                    3,101,472
      56,900    Intel Corporation                                          1,078,255
       8,800    International Business Machines Corporation                  676,016
     123,400    Methode Electronics, Inc. - Class "A"                      1,296,934
     106,600    Microsoft Corporation                                      2,483,780
      57,500    Motorola, Inc.                                             1,158,625
      92,800    Nokia Corporation - Class "A" (ADR)                        1,880,128
      30,400  * Planar Systems, Inc.                                         366,016
      57,400    Woodhead Industries, Inc.                                  1,098,636
------------------------------------------------------------------------------------
                                                                          16,688,291
------------------------------------------------------------------------------------
                Materials--7.2%
      36,400    Air Products & Chemicals, Inc.                             2,326,688
      40,200    Albemarle Corporation                                      1,924,776
      52,700    Alcoa, Inc.                                                1,705,372
     106,830    Chemtura Corporation                                         997,792
      56,600    Compass Minerals International, Inc.                       1,412,170
      87,300    Dow Chemical Company                                       3,407,319
      75,600    Du Pont (E.I.) de Nemours & Company                        3,144,960
      63,400    Lubrizol Corporation                                       2,526,490
      56,100    MeadWestvaco Corporation                                   1,566,873
      73,830    Myers Industries, Inc.                                     1,269,138
     146,000    Sappi, Ltd. (ADR)                                          1,823,540
      75,800    Sonoco Products Company                                    2,399,070
       4,723    Tronox, Inc. - Class "B"                                      62,202
------------------------------------------------------------------------------------
                                                                          24,566,390
------------------------------------------------------------------------------------
                Telecommunication Services--4.2%
       9,651    ALLTEL Corporation                                           616,023
      76,600    AT&T, Inc.                                                 2,136,374
      61,500    BellSouth Corporation                                      2,226,300
      57,400    CT Communications, Inc.                                    1,312,738
      46,300    D&E Communications, Inc.                                     501,892
       4,120  * Embarq Corporation                                           168,879
      41,800    Nippon Telegraph and Telephone Corporation (ADR)           1,022,846
      99,300    Sprint Nextel Corporation                                  1,985,007
      24,000    Telephone & Data Systems, Inc.                               993,600
      24,000    Telephone & Data Systems, Inc. - Special Shares              933,600
      73,828    Verizon Communications, Inc.                               2,472,500
------------------------------------------------------------------------------------
                                                                          14,369,759
------------------------------------------------------------------------------------
                Utilities--4.4%
      34,250    American States Water Company                              1,221,013
      44,100    FPL Group, Inc.                                            1,824,858
      36,100    KeySpan Corporation                                        1,458,440
      50,300    MDU Resources Group, Inc.                                  1,841,483
      85,900    NiSource, Inc.                                             1,876,056
      37,700    Northwest Natural Gas Company                              1,396,031
      40,300    ONEOK, Inc.                                                1,371,812
      51,200    Southwest Gas Corporation                                  1,604,608
      48,700    United Utilities PLC (ADR)                                 1,154,677
      50,300    Vectren Corporation                                        1,370,675
------------------------------------------------------------------------------------
                                                                          15,119,653
------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $252,919,035)                         318,662,195
------------------------------------------------------------------------------------
                CONVERTIBLE PREFERRED STOCKS--.4%
                Financials
      56,900    Lehman Brothers Holdings, Inc., 6.25%, 2007
                (cost $1,446,983)                                          1,500,737
------------------------------------------------------------------------------------
                PREFERRED STOCKS--.4%
                Telecommunication Services--.2%
      27,300    Verizon South, Inc., 7%, 2041 - Series "F"                   665,301
------------------------------------------------------------------------------------
                Utilities--.2%
      25,200    Entergy Louisiana, Inc., 7.6%, 2032                          630,000
------------------------------------------------------------------------------------
Total Value of Preferred Stock (cost $1,328,111)                           1,295,301
------------------------------------------------------------------------------------
                CORPORATE BONDS--.1%
                Utilities
        $500M   Union Electric Co., 6.75%, 2008 (cost $499,618)              507,536
------------------------------------------------------------------------------------
                SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--2.0%
       6,700M   Federal Home Loan Bank, 5.1%, 7/12/06
                (cost $6,689,535)                                          6,689,535
------------------------------------------------------------------------------------
                SHORT-TERM CORPORATE NOTES--3.6%
       7,800M   Prudential Funding Corp., 5.14%, 7/6/06                    7,794,423
       4,600M   Toyota Motor Credit Co., 5.22%, 7/7/06                     4,595,996
------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $12,390,419)              12,390,419
------------------------------------------------------------------------------------
Total Value of Investments (cost $275,273,701)                   99.7%   341,045,723
Other Assets, Less Liabilities                                     .3        953,350
------------------------------------------------------------------------------------
Net Assets                                                      100.0%  $341,999,073
====================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts
    REIT  Real Estate Investment Trust

  At June 30, 2006, the cost of investments for federal income tax purposes was $275,273,701.
  Accumulated net unrealized appreciation on investments was $65,772,022, consisting of
  $72,491,558 gross unrealized appreciation and $6,719,536 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS BLUE CHIP FUND
June 30, 2006

-------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount   Security                                                     Value
-------------------------------------------------------------------------------------
                   COMMON STOCKS--100.0%
                   Consumer Discretionary--11.4%
          36,200   Best Buy Company, Inc.                                  $1,985,208
          41,100   Carnival Corporation                                     1,715,514
          81,300   CBS Corporation - Class "B"                              2,199,165
          51,400   Clear Channel Communications, Inc.                       1,590,830
          71,996 * Comcast Corporation - Class "A"                          2,357,149
          48,900 * Comcast Corporation - Special Class "A"                  1,602,942
          31,500 * eBay, Inc.                                                 922,635
          99,200   Gap, Inc.                                                1,726,080
          57,200   H&R Block, Inc.                                          1,364,792
          69,800   Hilton Hotels Corporation                                1,973,944
         138,500   Home Depot, Inc.                                         4,956,915
          30,100 * Kohl's Corporation                                       1,779,512
          48,700   Lowe's Companies, Inc.                                   2,954,629
         101,100   McDonald's Corporation                                   3,396,960
         148,400   News Corporation - Class "A"                             2,846,312
          33,100   NIKE, Inc. - Class "B"                                   2,681,100
          73,800   Target Corporation                                       3,606,606
         258,300   Time Warner, Inc.                                        4,468,590
          52,800   TJX Companies, Inc.                                      1,207,008
          49,800   Tribune Company                                          1,615,014
          62,600*  Viacom, Inc. - Class "B"                                 2,243,584
         134,000   Walt Disney Company                                      4,020,000
-------------------------------------------------------------------------------------
                                                                           53,214,489
-------------------------------------------------------------------------------------
                   Consumer Staples--11.9%
          74,600   Altria Group, Inc.                                       5,477,878
          68,800   Anheuser-Busch Companies, Inc.                           3,136,592
          88,600   Avon Products, Inc.                                      2,746,600
         142,900   Coca-Cola Company                                        6,147,558
          72,400   Coca-Cola Enterprises, Inc.                              1,474,788
          27,000   Colgate-Palmolive Company                                1,617,300
          36,800   Costco Wholesale Corporation                             2,102,384
          95,600   CVS Corporation                                          2,934,920
          25,600   Estee Lauder Companies, Inc. - Class "A"                   989,952
          32,900   General Mills, Inc.                                      1,699,614
          25,800   Hershey Foods Corporation                                1,420,806
          55,800   Kimberly-Clark Corporation                               3,442,860
          96,900   PepsiCo, Inc.                                            5,817,876
         130,040   Procter & Gamble Company                                 7,230,224
          54,300   Walgreen Company                                         2,434,812
         146,100   Wal-Mart Stores, Inc.                                    7,037,637
-------------------------------------------------------------------------------------
                                                                           55,711,801
-------------------------------------------------------------------------------------
                   Energy--10.2%
          39,600   BP PLC (ADR)                                             2,756,556
         172,200   ChevronTexaco Corporation                               10,686,732
          81,870   ConocoPhillips                                           5,364,941
         231,000   ExxonMobil Corporation                                  14,171,850
          37,300   Halliburton Company                                      2,768,033
          84,200   Schlumberger, Ltd.                                       5,482,262
          55,100 * Transocean, Inc.                                         4,425,632
          29,200   Valero Energy Corporation                                1,942,384
-------------------------------------------------------------------------------------
                                                                           47,598,390
-------------------------------------------------------------------------------------
                   Financials--19.5%
          44,000   ACE, Ltd.                                                2,225,960
          27,700   Allstate Corporation                                     1,516,021
          89,500   American Express Company                                 4,763,190
         121,600   American International Group, Inc.                       7,180,480
          17,900   Ameriprise Financial, Inc.                                 799,593
         186,166   Bank of America Corporation                              8,954,585
         117,700   Bank of New York Company, Inc.                           3,789,940
             750 * Berkshire Hathaway, Inc. - Class "B"                     2,282,250
          43,100   Capital One Financial Corporation                        3,682,895
          33,800   Chubb Corporation                                        1,686,620
         250,500   Citigroup, Inc.                                         12,084,120
          28,600   Fannie Mae                                               1,375,660
          40,500   Freddie Mac                                              2,308,905
          14,700   Goldman Sachs Group, Inc.                                2,211,321
         170,968   JPMorgan Chase & Company                                 7,180,656
          19,000   Lehman Brothers Holdings, Inc.                           1,237,850
          40,500   Marsh & McLennan Companies, Inc.                         1,089,045
          36,600   Mellon Financial Corporation                             1,260,138
          47,600   Merrill Lynch & Company, Inc.                            3,311,056
          80,300   Morgan Stanley                                           5,075,763
          41,000   St. Paul Travelers Companies, Inc.                       1,827,780
          20,500   SunTrust Banks, Inc.                                     1,563,330
          56,500   U.S. Bancorp                                             1,744,720
          75,600   Wachovia Corporation                                     4,088,448
          66,400   Washington Mutual, Inc.                                  3,026,512
          65,000   Wells Fargo & Company                                    4,360,200
          18,400   Willis Group Holdings, Ltd.                                590,640
-------------------------------------------------------------------------------------
                                                                           91,217,678
-------------------------------------------------------------------------------------
                   Health Care--12.6%
          93,500   Abbott Laboratories                                      4,077,535
          80,800   Aetna, Inc.                                              3,226,344
          75,700 * Amgen, Inc.                                              4,937,911
          39,500   Baxter International, Inc.                               1,452,020
          95,700 * Boston Scientific Corporation                            1,611,588
         127,800   Bristol-Myers Squibb Company                             3,304,908
         166,800   Johnson & Johnson                                        9,994,656
          80,700   Medtronic, Inc.                                          3,786,444
          69,600   Merck & Company, Inc.                                    2,535,528
          84,500   Novartis AG (ADR)                                        4,556,240
         367,060   Pfizer, Inc.                                             8,614,898
          10,900   Sanofi-Aventis (ADR)                                       530,830
          35,200 * St. Jude Medical, Inc.                                   1,141,184
          11,000   Stryker Corporation                                        463,210
          36,800   Teva Pharmaceutical Industries, Ltd. (ADR)               1,162,512
          26,400 * Triad Hospitals, Inc.                                    1,044,912
          80,800   UnitedHealth Group, Inc.                                 3,618,224
          60,100   Wyeth                                                    2,669,041
-------------------------------------------------------------------------------------
                                                                           58,727,985
-------------------------------------------------------------------------------------
                   Industrials--12.8%
          51,100   3M Company                                               4,127,347
          36,600   Boeing Company                                           2,997,906
          44,700   Caterpillar, Inc.                                        3,329,256
         154,600   Cendant Corporation                                      2,518,434
          33,000   Dover Corporation                                        1,631,190
          38,100   Emerson Electric Company                                 3,193,161
         409,000   General Electric Company                                13,480,640
          55,300   Honeywell International, Inc.                            2,228,590
          29,400   Illinois Tool Works, Inc.                                1,396,500
          24,800   ITT Industries, Inc.                                     1,227,600
          52,600   Lockheed Martin Corporation                              3,773,524
          78,300   Masco Corporation                                        2,320,812
          36,700   Northrop Grumman Corporation                             2,351,002
         164,900   Tyco International, Ltd.                                 4,534,750
          19,000   Union Pacific Corporation                                1,766,240
          37,400   United Parcel Service, Inc. - Class "B"                  3,079,142
          93,700   United Technologies Corporation                          5,942,454
-------------------------------------------------------------------------------------
                                                                           59,898,548
-------------------------------------------------------------------------------------
                   Information Technology--14.9%
          37,400   Accenture, Ltd. - Class "A"                              1,059,168
          34,500   Analog Devices, Inc.                                     1,108,830
          15,400 * Apple Computer, Inc.                                       879,648
          77,100   Applied Materials, Inc.                                  1,255,188
          27,000   Automatic Data Processing, Inc.                          1,224,450
         234,200 * Cisco Systems, Inc.                                      4,573,926
         128,200 * Corning, Inc.                                            3,101,158
         166,700 * Dell, Inc.                                               4,069,147
         338,600 * EMC Corporation                                          3,714,442
          93,200   First Data Corporation                                   4,197,728
         110,900   Hewlett-Packard Company                                  3,513,312
         320,200   Intel Corporation                                        6,067,790
          71,700   International Business Machines Corporation              5,507,994
          38,600   Maxim Integrated Products, Inc.                          1,239,446
         505,300   Microsoft Corporation                                   11,773,490
         104,100   Motorola, Inc.                                           2,097,615
         201,200   Nokia Corporation - Class "A" (ADR)                      4,076,312
         220,500 * Oracle Corporation                                       3,195,045
          40,500   QUALCOMM, Inc.                                           1,622,835
          98,791 * Symantec Corporation                                     1,535,212
         109,900   Texas Instruments, Inc.                                  3,328,871
          55,300   Xerox Corporation                                          769,223
-------------------------------------------------------------------------------------
                                                                           69,910,830
-------------------------------------------------------------------------------------
                   Materials--2.8%
          53,600   Alcoa, Inc.                                              1,734,496
          41,978   Cemex SA de CV (ADR)                                     2,391,494
          87,900   Dow Chemical Company                                     3,430,737
          57,900   DuPont (E.I.) de Nemours & Company                       2,408,640
          66,200   International Paper Company                              2,138,260
          18,300   Newmont Mining Corporation                                 968,619
-------------------------------------------------------------------------------------
                                                                           13,072,246
-------------------------------------------------------------------------------------
                   Telecommunication Services--2.6%
         145,800   AT&T, Inc.                                               4,066,362
         206,366   Sprint Corporation                                       4,125,256
         121,500   Verizon Communications, Inc.                             4,069,035
-------------------------------------------------------------------------------------
                                                                           12,260,653
-------------------------------------------------------------------------------------
                   Utilities--1.3%
         160,700   Duke Energy Corporation                                  4,719,759
          30,800   FPL Group, Inc.                                          1,274,504
-------------------------------------------------------------------------------------
                                                                            5,994,263
-------------------------------------------------------------------------------------
Total Value of Investments (cost $355,162,519)                   100.0%   467,606,883
Other Assets, Less Liabilities                                      .0        202,532
-------------------------------------------------------------------------------------
Net Assets                                                       100.0%  $467,809,415
=====================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts

  At June 30, 2006, the cost of investments for federal income tax purposes was $357,458,828.
  Accumulated net unrealized appreciation on investments was $110,148,055, consisting of
  $121,958,798 gross unrealized appreciation and $11,810,743 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS GROWTH & INCOME FUND
June 30, 2006

------------------------------------------------------------------------------------

     Shares   Security                                                         Value
------------------------------------------------------------------------------------
              COMMON STOCKS--99.3%
              Consumer Discretionary--17.6%
    212,500 * Blockbuster, Inc. - Class "A"                               $1,058,250
    120,000   Carnival Corporation                                         5,008,800
    200,000   CBS Corporation - Class "B"                                  5,410,000
    200,000   Clear Channel Communications, Inc.                           6,190,000
    245,602 * Cost Plus, Inc.                                              3,600,525
    230,000   Dollar General Corporation                                   3,215,400
    250,000 * Eddie Bauer Holdings, Inc.                                   2,875,000
     50,000   Genuine Parts Company                                        2,083,000
    375,000   H&R Block, Inc.                                              8,947,500
    110,000 * Helen of Troy, Ltd.                                          2,024,000
    140,000   Home Depot, Inc.                                             5,010,600
     55,000   J.C. Penney Company, Inc. (Holding Co.)                      3,713,050
    130,000   Jones Apparel Group, Inc.                                    4,132,700
    148,200   Kenneth Cole Productions, Inc. - Class "A"                   3,309,306
    225,000   Leggett & Platt, Inc.                                        5,620,500
    230,000 * Lincoln Educational Services Corporation                     3,930,700
    210,000   McDonald's Corporation                                       7,056,000
    100,000   Michaels Stores, Inc.                                        4,124,000
    197,500 * Morgans Hotel Group Company                                  3,073,100
    175,000   Movado Group, Inc.                                           4,016,250
    215,000   Newell Rubbermaid, Inc.                                      5,553,450
    240,000   Orient-Express Hotels, Ltd.                                  9,321,600
     85,000   Polo Ralph Lauren Corporation - Class "A"                    4,666,500
    314,100 * Quiksilver, Inc.                                             3,825,738
    300,000   RadioShack Corporation                                       4,200,000
     82,500   Sherwin-Williams Company                                     3,917,100
    110,000 * Steiner Leisure Ltd.                                         4,348,300
     87,500 * Viacom, Inc. - Class "B"                                     3,136,000
    500,000   Westwood One, Inc.                                           3,750,000
------------------------------------------------------------------------------------
                                                                         127,117,369
------------------------------------------------------------------------------------
              Consumer Staples--6.7%
    135,000   Altria Group, Inc.                                           9,913,050
    150,000   Avon Products, Inc.                                          4,650,000
    110,000 * Chattem, Inc.                                                3,340,700
     50,000   Coca-Cola Company                                            2,151,000
     90,000   CVS Corporation                                              2,763,000
    350,000   Nu Skin Enterprises, Inc. - Class "A"                        5,197,500
     50,000   PepsiCo, Inc.                                                3,002,000
    342,300 * Prestige Brands Holdings, Inc.                               3,412,731
     75,000   Procter & Gamble Company                                     4,170,000
     91,763   Tootsie Roll Industries, Inc.                                2,673,056
     90,000   Wal-Mart Stores, Inc.                                        4,335,300
     90,000   WD-40 Company                                                3,021,300
------------------------------------------------------------------------------------
                                                                          48,629,637
------------------------------------------------------------------------------------
              Energy--8.5%
     60,000   Anadarko Petroleum Corporation                               2,861,400
        770 * Aventine Renewable Energy Holdings, Inc.                        29,953
    100,000   Chesapeake Energy Corporation                                3,025,000
     90,000   ConocoPhillips                                               5,897,700
    115,000   ExxonMobil Corporation                                       7,055,250
     20,000 * Houston Exploration Company                                  1,223,800
      7,153   Hugoton Royalty Trust                                          212,444
     16,548   Marathon Oil Corporation                                     1,378,448
     80,000   Noble Corporation                                            5,953,600
     20,400 * PHI, Inc. - Non Voting Shares                                  677,280
     90,000   Sasol, Ltd. (ADR)                                            3,477,600
    150,000   Suncor Energy, Inc.                                         12,151,500
     84,700 * Swift Energy Company                                         3,636,171
        800   Technip SA (ADR)                                                44,096
    100,000 * Transocean, Inc.                                             8,032,000
    120,000   XTO Energy, Inc.                                             5,312,400
------------------------------------------------------------------------------------
                                                                          60,968,642
------------------------------------------------------------------------------------
              Financials--15.5%
     50,000   American Express Company                                     2,661,000
     90,000   American International Group, Inc.                           5,314,500
     10,000   Ameriprise Financial, Inc.                                     446,700
    130,000   Astoria Financial Corporation                                3,958,500
    150,000   Bank of America Corporation                                  7,215,000
    150,000   Brookline Bancorp, Inc.                                      2,065,500
    130,000   Citigroup, Inc.                                              6,271,200
    200,000   Colonial BancGroup, Inc.                                     5,136,000
     50,000   Fannie Mae                                                   2,405,000
    170,000   JPMorgan Chase & Company                                     7,140,000
     75,000   Lehman Brothers Holdings, Inc.                               4,886,250
     85,000   Merrill Lynch & Company, Inc.                                5,912,600
     90,000   Morgan Stanley                                               5,688,900
     90,000   National City Corporation                                    3,257,100
    230,000   New York Community Bancorp, Inc.                             3,797,300
    250,000   NewAlliance Bancshares, Inc.                                 3,577,500
    150,000   North Fork Bancorporation, Inc.                              4,525,500
     75,000   Plum Creek Timber Company, Inc. (REIT)                       2,662,500
    120,000   South Financial Group, Inc.                                  3,169,200
    231,000   Sovereign Bancorp, Inc.                                      4,691,610
     50,000   SunTrust Banks, Inc.                                         3,813,000
    150,000   U.S. Bancorp                                                 4,632,000
    140,970   U.S.B. Holding Company, Inc.                                 3,171,825
    100,000   Wachovia Corporation                                         5,408,000
    110,000   Washington Mutual, Inc.                                      5,013,800
     70,000   Wells Fargo & Company                                        4,695,600
------------------------------------------------------------------------------------
                                                                         111,516,085
------------------------------------------------------------------------------------
              Health Care--12.4%
    160,000   Abbott Laboratories                                          6,977,600
    140,000   Aetna, Inc.                                                  5,590,200
     46,700 * Amgen, Inc.                                                  3,046,241
     22,417   Baxter International, Inc.                                     824,049
    100,000 * Boston Scientific Corporation                                1,684,000
     60,000 * Charles River Laboratories International, Inc.               2,208,000
     20,000 * Genentech, Inc.                                              1,636,000
    155,000   Johnson & Johnson                                            9,287,600
     50,000 * Laboratory Corporation of America Holdings                   3,111,500
     53,800   Medicis Pharmaceutical Corporation - Class "A"               1,291,200
     50,000   Medtronic, Inc.                                              2,346,000
     80,000   Merck & Company, Inc.                                        2,914,400
     50,000 * Momenta Pharmaceutical, Inc.                                   635,500
    425,000   Pfizer, Inc.                                                 9,974,750
     85,000   Sanofi-Aventis (ADR)                                         4,139,500
    150,000 * St. Jude Medical, Inc.                                       4,863,000
     40,000   Stryker Corporation                                          1,684,400
    150,000 * Thermo Electron Corporation                                  5,436,000
     75,000 * Triad Hospitals, Inc.                                        2,968,500
     86,000 * TriZetto Group, Inc.                                         1,271,940
     55,000   UnitedHealth Group, Inc.                                     2,462,900
     75,000 * Waters Corporation                                           3,330,000
     60,000 * WellPoint, Inc.                                              4,366,200
    175,000   Wyeth                                                        7,771,750
------------------------------------------------------------------------------------
                                                                          89,821,230
------------------------------------------------------------------------------------
              Industrials--14.6%
    115,000   3M Company                                                   9,288,550
     50,400   Alexander & Baldwin, Inc.                                    2,231,208
     80,000   American Standard Companies, Inc.                            3,461,600
     89,500 * BE Aerospace, Inc.                                           2,045,970
    169,700   Briggs & Stratton Corporation                                5,279,367
     72,500   Burlington Northern Santa Fe Corporation                     5,745,625
    525,000   Cendant Corporation                                          8,552,250
     36,000   Eaton Corporation                                            2,714,400
    223,000 * Gardner Denver, Inc.                                         8,585,500
     50,000   Harsco Corporation                                           3,898,000
    190,000   Honeywell International, Inc.                                7,657,000
     90,000   Illinois Tool Works, Inc.                                    4,275,000
    282,600   Knoll, Inc.                                                  5,188,536
     60,000   Lockheed Martin Corporation                                  4,304,400
    250,000 * Navigant Consulting, Inc.                                    5,662,500
     90,000   Northrop Grumman Corporation                                 5,765,400
    107,500 * PGT, Inc.                                                    1,698,500
    200,000 * Pinnacle Airlines Corporation                                1,408,000
     60,000   Pitney Bowes, Inc.                                           2,478,000
     88,300 * TAL International Group , Inc.                               2,128,030
    150,000   Tyco International, Ltd.                                     4,125,000
    145,000   United Technologies Corporation                              9,195,900
------------------------------------------------------------------------------------
                                                                         105,688,736
------------------------------------------------------------------------------------
              Information Technology--16.6%
     90,000   Amphenol Corporation - Class "A"                             5,036,400
    100,000 * Arris Group, Inc.                                            1,312,000
    240,000 * Cisco Systems, Inc.                                          4,687,200
    240,000 * Electronics for Imaging, Inc.                                5,011,200
    350,000 * EMC Corporation                                              3,839,500
    300,000 * Entrust, Inc.                                                1,023,000
    120,000   First Data Corporation                                       5,404,800
    235,000   Hewlett-Packard Company                                      7,444,800
    175,000   Intel Corporation                                            3,316,250
    115,000   International Business Machines Corporation                  8,834,300
     60,000 * Lam Research Corporation                                     2,797,200
    350,000   Microsoft Corporation                                        8,155,000
    275,000   Motorola, Inc.                                               5,541,250
    106,300 * NCI, Inc. - Class "A"                                        1,392,530
    375,000   Nokia Corporation - Class "A" (ADR)                          7,597,500
    150,000 * OmniVision Technologies, Inc.                                3,168,000
    260,000 * Openwave Systems, Inc.                                       3,000,400
     26,400 * Palm, Inc.                                                     425,040
    180,000 * Paxar Corporation                                            3,702,600
    375,000 * Powerwave Technologies, Inc.                                 3,420,000
    135,000   QUALCOMM, Inc.                                               5,409,450
    379,300 * Silicon Image, Inc.                                          4,088,854
    369,800 * Smart Modular Technologies (WWH), Inc.                       3,246,844
    359,840 * Symantec Corporation                                         5,591,914
      3,801   Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)              34,892
    350,000 * TIBCO Software, Inc.                                         2,467,500
     93,200 * Varian Semiconductor Equipment Associates, Inc.              3,039,252
    295,000 * VeriSign, Inc.                                               6,835,150
    175,000   Xilinx, Inc.                                                 3,963,750
------------------------------------------------------------------------------------
                                                                         119,786,576
------------------------------------------------------------------------------------
              Materials--5.5%
     77,500   Ashland, Inc.                                                5,169,250
    300,000   Celanese Corporation -  Series "A"                           6,126,000
     60,000   Commercial Metals Company                                    1,542,000
    100,000   Dow Chemical Company                                         3,903,000
     60,000   Freeport-McMoRan Copper & Gold, Inc. - Class "B"             3,324,600
    122,100   Lubrizol Corporation                                         4,865,685
     45,000   PPG Industries, Inc.                                         2,970,000
     60,000   Praxair, Inc.                                                3,240,000
    200,000   RPM International, Inc.                                      3,600,000
    120,000   Temple-Inland, Inc.                                          5,144,400
------------------------------------------------------------------------------------
                                                                          39,884,935
------------------------------------------------------------------------------------
              Telecommunication Services--1.0%
    165,000   AT&T, Inc.                                                   4,601,850
     75,000   Verizon Communications, Inc.                                 2,511,750
------------------------------------------------------------------------------------
                                                                           7,113,600
------------------------------------------------------------------------------------
              Utilities--.9%
    115,400   Atmos Energy Corporation                                     3,220,814
     75,000   Consolidated Edison, Inc.                                    3,333,000
------------------------------------------------------------------------------------
                                                                           6,553,814
------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $594,664,599)                         717,080,624
------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--.5%
              Financials
     50,000   Hartford Financial Services Group, Inc., 6%,
                2006, - Class "A" (cost $ 2,277,018)                       3,731,250
------------------------------------------------------------------------------------
Total Value of Investments (cost $596,941,617)                99.8%      720,811,874
Other Assets, Less Liabilities                                  .2         1,522,166
------------------------------------------------------------------------------------
Net Assets                                                   100.0%     $722,334,040
====================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts
    REIT  Real Estate Investment Trust

  At June 30, 2006, the cost of investments for federal income tax purposes was $597,719,762.
  Accumulated net unrealized appreciation on investments was $123,092,112, consisting of
  $163,206,670 gross unrealized appreciation and $40,114,558 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS ALL-CAP GROWTH FUND
June 30, 2006

-----------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount    Security                                                              Value
-----------------------------------------------------------------------------------------------
                    COMMON STOCKS--94.3%
                    Consumer Discretionary--9.6%
          20,450  * California Pizza Kitchen, Inc.                                     $561,966
          13,300  * Citi Trends, Inc.                                                   567,777
          11,400  * Focus Media Holding, Ltd. - ADR                                     742,824
          14,360  * GameStop Corporation - Class "B"                                    491,830
          23,100  * Gildan Activewear, Inc.                                           1,085,700
          13,280  * Panera Bread Company - Class "A"                                    892,947
          59,000    PETsMART, Inc.                                                    1,510,400
          32,430  * Pinnacle Entertainment, Inc.                                        993,980
         291,700  * Sirius Satellite Radio, Inc.                                      1,385,575
         104,110    Starwood Hotels Resorts Worldwide, Inc.                           6,281,997
          19,960  * Too, Inc.                                                           766,264
          37,600  * Univision Communications, Inc. - Class "A"                        1,259,600
         112,016    Walt Disney Company                                               3,360,480
          28,500    Williams-Sonoma, Inc.                                               970,425
-----------------------------------------------------------------------------------------------
                                                                                     20,871,765
-----------------------------------------------------------------------------------------------
                    Energy--7.1%
          19,410    Arch Coal, Inc.                                                     822,402
          12,145    Cabot Oil & Gas Corporation - Class "A"                             595,105
         160,370    Cameco Corporation                                                6,409,989
          18,390    Frontier Oil Corporation                                            595,836
          30,100    GlobalSantaFe Corporation                                         1,738,275
          36,740    Halliburton Company                                               2,726,475
          24,390    Peabody Energy Corporation                                        1,359,743
          25,340    Petro-Canada                                                      1,201,369
-----------------------------------------------------------------------------------------------
                                                                                     15,449,194
-----------------------------------------------------------------------------------------------
                    Financials--13.0%
          18,360  * Arch Capital Group, Ltd.                                          1,091,686
          11,610    Chicago Mercantile Exchange Holdings, Inc. - Class "A"            5,702,251
          49,980    Countrywide Financial Corporation                                 1,903,238
          64,900  * E*TRADE Financial Corporation                                     1,481,018
          55,470    Franklin Resources, Inc.                                          4,815,351
          17,140    Legg Mason, Inc.                                                  1,705,773
          36,300    Moody's Corporation                                               1,976,898
          21,800    Nuveen Investments, Inc. - Class "A"                                938,490
          15,030  * ProAssurance Corporation                                            724,145
          46,200    T. Rowe Price Group, Inc.                                         1,746,822
          55,840    UBS AG                                                            6,125,648
-----------------------------------------------------------------------------------------------
                                                                                     28,211,320
-----------------------------------------------------------------------------------------------
                    Health Care--18.2%
          29,640  * Alkermes, Inc.                                                      560,789
          39,010  * Amgen, Inc.                                                       2,544,622
          13,460  * Amylin Pharmaceuticals, Inc.                                        664,520
         123,320    AstraZeneca PLC (ADR)                                             7,377,002
          18,200  * Cephalon, Inc.                                                    1,093,820
           8,540  * Covance, Inc.                                                       522,819
          36,920  * Digene Corporation                                                1,430,281
          40,100  * Lincare Holdings, Inc.                                            1,517,384
          37,500    Manor Care, Inc.                                                  1,759,500
         150,560    Medtronic, Inc.                                                   7,064,275
          36,980    Pharmaceutical Product Development, Inc.                          1,298,738
          79,490    Sanofi-Aventis (ADR)                                              3,871,163
         220,320    Schering-Plough Corporation                                       4,192,690
         116,510    UnitedHealth Group, Inc.                                          5,217,318
          11,930  * Vertex Pharmaceuticals, Inc.                                        437,950
-----------------------------------------------------------------------------------------------
                                                                                     39,552,871
-----------------------------------------------------------------------------------------------
                    Industrials--15.7%
          18,150  * Alliant Techsystems, Inc.                                         1,385,752
          12,540  * American Commercial Lines, Inc.                                     755,535
          24,720  * American Reprographics Company                                      896,100
          85,290    Boeing Company                                                    6,986,104
          24,300    C. H. Robinson Worldwide, Inc.                                    1,295,190
          23,370  * Corrections Corporation of America                                1,237,208
          41,460    Danaher Corporation                                               2,666,707
          54,600    Equifax, Inc.                                                     1,874,964
          19,100    Fluor Corporation                                                 1,774,963
          79,260    General Dynamics Corporation                                      5,188,360
          61,800    General Electric Company                                          2,036,928
          21,100  * IHS, Inc - Class "A"                                                625,193
          20,265  * Kenexa Corporation                                                  645,440
          22,640  * Resources Connection, Inc.                                          566,453
          32,000    Robert Half International, Inc.                                   1,344,000
          23,700    Rockwell Collins, Inc.                                            1,324,119
          18,250  * Suntech Power Holdings Co., Ltd.                                    515,563
          35,040    United Parcel Service, Inc. - Class "B"                           2,884,843
-----------------------------------------------------------------------------------------------
                                                                                     34,003,422
-----------------------------------------------------------------------------------------------
                    Information Technology--26.9%
          60,300  * Activision, Inc.                                                    686,214
          91,530  * Adobe Systems, Inc.                                               2,778,851
          77,100  * Altera Corporation                                                1,353,105
          35,450  * Apple Computer, Inc.                                              2,024,904
         105,910  * Autodesk, Inc.                                                    3,649,659
         198,830  * Cisco Systems, Inc.                                               3,883,150
          21,900  * Cognizant Technology Solutions Corporation - Class "A"            1,475,403
          17,390  * Cognos, Inc.                                                        494,745
          43,440  * Electronic Arts, Inc.                                             1,869,658
          10,180  * Equinix, Inc.                                                       558,475
           9,880  * Google, Inc. - Class "A"                                          4,142,980
          77,860  * Hypercom Corporation                                                727,991
          60,700  * Integrated Device Technology, Inc.                                  860,726
          27,450  * International Rectifier Corporation                               1,072,746
          31,100    Jabil Circuit, Inc.                                                 796,160
          18,200  * Lam Research Corporation                                            848,484
         107,990    Linear Technology Corporation                                     3,616,585
          86,510  * Marvell Technology Group, Ltd.                                    3,834,988
          53,300    MoneyGram International, Inc.                                     1,809,535
         112,610  * Move, Inc.                                                          617,103
         259,450  * Network Appliance, Inc.                                           9,158,585
          84,010  * Opsware, Inc.                                                       692,242
          57,200    QUALCOMM, Inc.                                                    2,292,004
          76,240  * Red Hat, Inc.                                                     1,784,016
          25,480  * Redback Networks, Inc.                                              467,303
          38,850  * SanDisk Corporation                                               1,980,573
          41,790    SAP AG (ADR)                                                      2,194,811
          13,500  * TomTom NV                                                           524,934
          16,320  * Transaction Systems Architects, Inc.                                680,381
          49,070  * VeriFone Holdings, Inc.                                           1,495,654
-----------------------------------------------------------------------------------------------
                                                                                     58,371,965
-----------------------------------------------------------------------------------------------
                    Materials--.3%
           6,950    Martin Marietta Materials, Inc.                                     633,492
-----------------------------------------------------------------------------------------------
                    Telecommunication Services--2.2%
         143,440  * American Tower Corporation - Class "A"                            4,463,853
          10,600  * NeuStar, Inc. - Class "A"                                           357,750
-----------------------------------------------------------------------------------------------
                                                                                      4,821,603
-----------------------------------------------------------------------------------------------
                    Utilities--1.3%
          45,120    TXU Corporation                                                   2,697,725
-----------------------------------------------------------------------------------------------

Total Value of Common Stocks (cost $185,784,461)                                    204,613,357
-----------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENT--5.1%
         $11,189M    Banc of America Securities, 4.25%, dated 6/30/06,
                       to be repurchased at $11,192,963 on 7/3/06
                       (collateralized by U.S. Treasury Notes,
                       5.125%, 6/30/11, valued at $11,446,073)
                       (cost $11,189,000)                                            11,189,000
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $196,973,461)                            99.4%     215,802,357
Other Assets, Less Liabilities                                              .6        1,272,622
-----------------------------------------------------------------------------------------------
Net Assets                                                               100.0%    $217,074,979
===============================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts

  At June 30, 2006, the cost of investments for federal income tax purposes was $197,612,797.
  Accumulated net unrealized appreciation on investments was $18,189,560, consisting of
  $27,353,343 gross unrealized appreciation and $9,163,783 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
June 30, 2006

--------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount     Security                                                          Value
--------------------------------------------------------------------------------------------
                     COMMON STOCKS--94.5%
                     Consumer Discretionary--10.3%
          65,000     BorgWarner, Inc.                                             $4,231,500
          30,000  *  Burger King Holdings, Inc.                                      472,500
          72,000  *  Chico's FAS, Inc.                                             1,942,560
         140,000     Claire's Stores, Inc.                                         3,571,400
          97,000  *  Coach, Inc.                                                   2,900,300
          12,500     Gannett Company, Inc.                                           699,125
          30,000     Harman International Industries, Inc.                         2,561,100
         120,000     Leggett & Platt, Inc.                                         2,997,600
          24,000     Modine Manufacturing Company                                    560,640
         155,000  *  Morgans Hotel Group Company                                   2,411,800
         118,700     Movado Group, Inc.                                            2,724,165
         100,000  *  Office Depot, Inc.                                            3,800,000
         130,000     Orient-Express Hotels, Ltd.                                   5,049,200
         157,500  *  Pacific Sunwear of California, Inc.                           2,823,975
          55,000     Polo Ralph Lauren Corporation - Class "A"                     3,019,500
          20,000  *  Quiksilver, Inc.                                                243,600
          85,000     Tiffany & Company                                             2,806,700
         140,000     Tupperware Corporation                                        2,756,600
         260,000  *  Warnaco Group, Inc. - Class "A"                               4,856,800
--------------------------------------------------------------------------------------------
                                                                                  50,429,065
--------------------------------------------------------------------------------------------
                     Consumer Staples--4.9%
          62,500     Alberto-Culver Company                                        3,045,000
          55,000     Altria Group, Inc.                                            4,038,650
          22,000  *  Chattem, Inc.                                                   668,140
         155,000  *  Constellation Brands, Inc. - Class "A"                        3,875,000
         105,000  *  Dean Foods Company                                            3,904,950
         150,000  *  Elizabeth Arden, Inc.                                         2,682,000
         175,000     Sara Lee Corporation                                          2,803,500
         100,000     Tootsie Roll Industries, Inc.                                 2,913,000
--------------------------------------------------------------------------------------------
                                                                                  23,930,240
--------------------------------------------------------------------------------------------
                     Energy--8.7%
          62,500     Anadarko Petroleum Corporation                                2,980,625
           2,000  *  Aventine Renewable Energy Holdings, Inc.                         77,800
         100,000     Chesapeake Energy Corporation                                 3,025,000
          50,000     EOG Resources, Inc.                                           3,467,000
          55,000     GlobalSantaFe Corporation                                     3,176,250
          72,500  *  Grant Prideco, Inc.                                           3,244,375
         100,000     Patterson-UTI Energy, Inc.                                    2,831,000
          50,000     Suncor Energy, Inc.                                           4,050,500
          80,000  *  Swift Energy Company                                          3,434,400
         210,000     Talisman Energy, Inc.                                         3,670,800
          14,500     Technip SA                                                      799,240
          40,000  *  Transocean, Inc.                                              3,212,800
          11,000  *  VeraSun Energy Corporation                                      288,640
          90,000  *  Weatherford International, Ltd.                               4,465,800
          80,000     XTO Energy, Inc.                                              3,541,600
--------------------------------------------------------------------------------------------
                                                                                  42,265,830
--------------------------------------------------------------------------------------------
                     Financials--13.5%
          65,000     A.G. Edwards, Inc.                                            3,595,800
          37,500     Ambac Financial Group, Inc.                                   3,041,250
          21,000  *  AmeriCredit Corp                                                586,320
         120,000     Aspen Insurance Holdings, Ltd.                                2,794,800
          30,000     Bear Stearns Companies, Inc.                                  4,202,400
          60,000     Citigroup, Inc.                                               2,894,400
          30,000     City National Corporation                                     1,952,700
         135,000     Colonial BancGroup, Inc.                                      3,466,800
         140,000  *  Conseco, Inc.                                                 3,234,000
         126,000     Hub International, Ltd.                                       3,302,460
          30,000     Lazard, Ltd. - Class "A"                                      1,212,000
          35,000     Legg Mason, Inc.                                              3,483,200
         210,000     NewAlliance Bancshares, Inc.                                  3,005,100
         120,000     North Fork Bancorporation, Inc.                               3,620,400
          16,000     Pacific Capital Bancorp                                         497,920
          65,000     PMI Group, Inc.                                               2,897,700
          70,000     Protective Life Corporation                                   3,263,400
         150,000     Provident Financial Services, Inc.                            2,692,500
          50,000     Radian Group, Inc.                                            3,089,000
          55,000     SAFECO Corporation                                            3,099,250
         212,050     Sovereign Bancorp, Inc.                                       4,306,736
          13,000     Valley National Bancorp                                         334,230
         135,000     Waddell & Reed Financial, Inc. - Class "A"                    2,775,600
          35,000     Zions Bancorporation                                          2,727,900
--------------------------------------------------------------------------------------------
                                                                                  66,075,866
--------------------------------------------------------------------------------------------
                     Health Care--15.6%
         100,000     Aetna, Inc.                                                   3,993,000
         150,000  *  Allscripts Healthcare Solutions, Inc.                         2,632,500
          50,000     Beckman Coulter, Inc.                                         2,777,500
          70,000  *  Caremark Rx, Inc.                                             3,490,900
          75,000  *  Charles River Laboratories International, Inc.                2,760,000
         130,000  *  Community Health Systems, Inc.                                4,777,500
          82,500     DENTSPLY International, Inc.                                  4,999,500
         300,000  *  Exelixis, Inc.                                                3,015,000
          60,000  *  Fisher Scientific International, Inc.                         4,383,000
          70,000  *  Gilead Sciences, Inc.                                         4,141,200
         115,000  *  Henry Schein, Inc.                                            5,373,950
         265,000  *  Human Genome Sciences, Inc.                                   2,835,500
          70,000  *  Invitrogen Corporation                                        4,624,900
          70,000  *  Laboratory Corporation of America Holdings                    4,356,100
         106,000     MDS, Inc.                                                     1,933,440
         210,000     Option Care, Inc.                                             2,515,800
         167,100  *  QIAGEN N.V.                                                   2,292,612
         130,000  *  Thermo Electron Corporation                                   4,711,200
         185,000  *  TriZetto Group, Inc.                                          2,736,150
         110,000  *  Waters Corporation                                            4,884,000
          40,000  *  WellPoint, Inc.                                               2,910,800
--------------------------------------------------------------------------------------------
                                                                                  76,144,552
--------------------------------------------------------------------------------------------
                     Industrials--14.0%
         100,000     American Standard Companies, Inc.                             4,327,000
          55,000     Avery Dennison Corporation                                    3,193,300
         160,000     Chicago Bridge & Iron Company NV - NY Shares                  3,864,000
          65,000  *  ChoicePoint, Inc.                                             2,715,050
          37,250     FedEx Corporation                                             4,353,035
         160,000  *  Gardner Denver, Inc.                                          6,160,000
          50,000     Harsco Corporation                                            3,898,000
          65,000     IDEX Corporation                                              3,068,000
         210,000  *  K&F Industries Holdings, Inc.                                 3,723,300
         186,500     Knoll, Inc.                                                   3,424,140
          48,500     L-3 Communications Holdings, Inc.                             3,657,870
          67,000     Manpower, Inc.                                                4,328,200
         100,000     Masco Corporation                                             2,964,000
         100,000  *  Mobile Mini, Inc.                                             2,926,000
          67,500     Northrop Grumman Corporation                                  4,324,050
         100,000     Regal-Beloit Corporation                                      4,415,000
          90,000     Rolls-Royce Group PLC (ADR)                                   3,445,722
          30,000     Roper Industries, Inc.                                        1,402,500
         100,000  *  Williams Scotsman International, Inc.                         2,184,000
--------------------------------------------------------------------------------------------
                                                                                  68,373,167
--------------------------------------------------------------------------------------------
                     Information Technology--13.4%
          90,000     Amphenol Corporation - Class "A"                              5,036,400
         100,000  *  Avocent Corporation                                           2,625,000
         125,000  *  Comverse Technology, Inc.                                     2,471,250
          65,000  *  DST Systems, Inc.                                             3,867,500
         135,000  *  Electronics for Imaging, Inc.                                 2,818,800
          71,250     Fair Isaac Corporation                                        2,587,087
          80,000     Harris Corporation                                            3,320,800
         220,000  *  Ingram Micro, Inc. - Class "A"                                3,988,600
          80,000  *  International Rectifier Corporation                           3,126,400
         120,000     Intersil Corporation - Class "A"                              2,790,000
          55,000  *  Intuit, Inc.                                                  3,321,450
          65,000  *  Lam Research Corporation                                      3,030,300
          10,000  *  MasterCard, Inc.                                                480,000
          90,000     Maxim Integrated Products, Inc.                               2,889,900
          30,000  *  MEMC Electronic Materials, Inc.                               1,125,000
          40,000     Microchip Technology, Inc.                                    1,342,000
         185,000  *  NTELOS Holdings Corporation                                   2,673,250
          42,000  *  Palm, Inc.                                                      676,200
         146,000  *  Powerwave Technologies, Inc.                                  1,331,520
         270,000  *  Silicon Image, Inc.                                           2,910,600
         375,000  *  Smart Modular Technologies (WWH), Inc.                        3,292,500
         165,000  *  Sybase, Inc.                                                  3,201,000
          97,500  *  Varian Semiconductor Equipment Associates, Inc.               3,179,475
         140,000  *  VeriSign, Inc.                                                3,243,800
--------------------------------------------------------------------------------------------
                                                                                  65,328,832
--------------------------------------------------------------------------------------------
                     Materials--5.8%
          22,500     Agrium, Inc.                                                    522,450
           7,500     Allegheny Technologies, Inc.                                    519,300
          10,000     Ashland, Inc.                                                   667,000
         150,800     Celanese Corporation                                          3,079,336
          48,000     Freeport-McMoRan Copper & Gold, Inc. - Class "B"              2,659,680
         110,000     Louisiana-Pacific Corporation                                 2,409,000
          82,500     Lubrizol Corporation                                          3,287,625
          65,000     Praxair, Inc.                                                 3,510,000
         250,000     Sappi, Ltd. (ADR)                                             3,122,500
          70,000     Sigma-Aldrich Corporation                                     5,084,800
          80,000     Temple-Inland, Inc.                                           3,429,600
--------------------------------------------------------------------------------------------
                                                                                  28,291,291
--------------------------------------------------------------------------------------------
                     Other--3.5%
          47,000     iShares Russell Midcap Index Fund                             4,312,250
          92,500     MidCap SPDR Trust - Series "1"                               12,898,200
--------------------------------------------------------------------------------------------
                                                                                  17,210,450
--------------------------------------------------------------------------------------------
                     Telecommunication Services--1.3%
         230,000     Citizens Communications Company                               3,001,500
         100,000     Commonwealth Telephone Enterprises, Inc.                      3,316,000
--------------------------------------------------------------------------------------------
                                                                                   6,317,500
--------------------------------------------------------------------------------------------
                     Utilities--3.5%
         100,000     AGL Resources, Inc.                                           3,812,000
          65,000     Consolidated Edison, Inc.                                     2,888,600
         105,000     Equitable Resources, Inc.                                     3,517,500
          90,000     SCANA Corporation                                             3,472,200
          90,000     Wisconsin Energy Corporation                                  3,627,000
--------------------------------------------------------------------------------------------
                                                                                  17,317,300
--------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $360,550,812)                                 461,684,093
--------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT AGENCY
                       OBLIGATIONS--3.3%
                     Federal Home Loan Bank:
         $10,000M      5.04%, 7/6/06                                               9,992,995
           3,000M      5.1%, 7/12/06                                               2,995,314
           3,000M      5.14%, 7/14/06                                              2,994,420
--------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations (cost $15,982,729)   15,982,729
--------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--2.9%
                     Chevron Texaco Funding Corp.:
           2,500M      5.15%, 7/13/06                                              2,495,703
           7,200M      5.2%, 7/13/06                                               7,187,513
           4,600M    Prudential Funding Corp., 5.14%, 7/6/06                       4,596,711
--------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $14,279,927)                      14,279,927
--------------------------------------------------------------------------------------------
Total Value of Investments (cost $390,813,468)                        100.7%     491,946,749
Other Assets, Less Liabilities                                          (.7)      (3,302,134)
--------------------------------------------------------------------------------------------
Net Assets                                                            100.0%    $488,644,615
============================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts

  At June 30, 2006, the cost of investments for federal income tax purposes was $390,825,851.
  Accumulated net unrealized appreciation on investments was $101,120,898, consisting of
  $107,640,223 gross unrealized appreciation and $6,519,325 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS SPECIAL SITUATIONS FUND
June 30, 2006

---------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount   Security                                                             Value
---------------------------------------------------------------------------------------------
                   COMMON STOCKS--96.9%
                   Consumer Discretionary--12.2%
         162,500   Catalina Marketing Corporation                                  $4,624,750
         140,300   Dillard's, Inc. - Class "A"                                      4,468,555
         120,000   Jackson Hewitt Tax Service, Inc.                                 3,762,000
         316,500   Journal Communications, Inc.                                     3,557,460
          84,025   Media General, Inc.- Class "A"                                   3,519,807
          92,600 * Payless ShoeSource, Inc.                                         2,515,942
         172,800   RadioShack Corporation                                           2,419,200
         130,400 * Scholastic Corporation                                           3,386,488
         266,400 * Tempur-Pedic International, Inc.                                 3,599,064
---------------------------------------------------------------------------------------------
                                                                                   31,853,266
---------------------------------------------------------------------------------------------
                   Consumer Staples--8.8%
         230,100   Chiquita Brands International, Inc.                              3,170,778
         112,950   Church & Dwight Co., Inc.                                        4,113,639
         138,000   Flower Foods, Inc.                                               3,952,320
         117,600   Hormel Foods Corporation                                         4,367,664
          89,300   Lancaster Colony Corporation                                     3,524,671
         129,953   Tootsie Roll Industries, Inc.                                    3,785,531
---------------------------------------------------------------------------------------------
                                                                                   22,914,603
---------------------------------------------------------------------------------------------
                   Energy--4.6%
         110,600*  Denbury Resources, Inc.                                          3,502,702
         215,600 * Parker Drilling Company                                          1,548,008
          54,900 * Swift Energy Company                                             2,356,857
          61,000   Tesoro Corporation                                               4,535,960
---------------------------------------------------------------------------------------------
                                                                                   11,943,527
---------------------------------------------------------------------------------------------
                   Financials--4.0%
          13,900 * Alleghany Corporation                                            3,841,404
         104,900   Calamos Asset Management, Inc. - Class "A"                       3,041,051
         118,250   HCC Insurance Holdings, Inc.                                     3,481,280
---------------------------------------------------------------------------------------------
                                                                                   10,363,735
---------------------------------------------------------------------------------------------
                   Health Care--7.6%
         199,900 * AMN Healthcare Services, Inc.                                    4,057,970
         154,700 * AmSurg Corporation                                               3,519,425
          76,600 * Humana, Inc.                                                     4,113,420
         102,200 * Magellan Health Services, Inc.                                   4,630,682
          95,300   West Pharmaceutical Services, Inc.                               3,457,484
---------------------------------------------------------------------------------------------
                                                                                   19,778,981
---------------------------------------------------------------------------------------------
                   Industrials--20.1%
         107,900 * Aviall, Inc.                                                     5,127,408
          60,000   Carlisle Companies, Inc.                                         4,758,000
         121,500   CLARCOR, Inc.                                                    3,619,485
         114,800   Curtiss-Wright Corporation                                       3,545,024
          70,000   HNI Corporation                                                  3,174,500
          46,000 * Jacobs Engineering Group, Inc.                                   3,663,440
          99,000   John H. Harland Company                                          4,306,500
         134,600 * Kansas City Southern                                             3,728,420
          81,800 * NCI Building Systems, Inc.                                       4,349,306
          86,700   United Industrial Corporation                                    3,923,175
          86,600   Wabtec Corporation                                               3,238,840
         135,825   Watson Wyatt & Company Holdings - Class "A'                      4,772,891
         144,000   Woodward Governor Company                                        4,393,440
---------------------------------------------------------------------------------------------
                                                                                   52,600,429
---------------------------------------------------------------------------------------------
                   Information Technology--22.9%
         161,650 * Avnet, Inc.                                                      3,236,233
         239,300   AVX Corporation                                                  3,778,547
         127,100 * Cabot Microelectronics Corporation                               3,852,401
          73,400   CDW Corporation                                                  4,011,310
         174,700 * Checkpoint Systems, Inc.                                         3,880,087
         267,900 * Convergys Corporation                                            5,224,050
          83,100   Imation Corporation                                              3,411,255
         116,900 * Intergraph Corporation                                           3,681,181
         124,900 * MEMC Electronic Materials, Inc.                                  4,683,750
         151,600   MoneyGram International, Inc.                                    5,146,820
         306,650 * Overland Storage, Inc.                                           2,054,555
         140,800   Reynolds and Reynolds Company - Class "A"                        4,318,336
          88,400 * Rogers Corporation                                               4,980,456
         372,900 * Tyler Technologies, Inc.                                         4,176,480
         101,400 * Varian Semiconductor Equipment Associates, Inc.                  3,306,654
---------------------------------------------------------------------------------------------
                                                                                   59,742,115
---------------------------------------------------------------------------------------------
                   Materials--6.1%
          73,300   AptarGroup, Inc.                                                 3,636,413
         133,100   Bowater, Inc.                                                    3,028,025
         197,000   Commercial Metals Company                                        5,062,900
          88,800   Eagle Materials, Inc.                                            4,218,000
---------------------------------------------------------------------------------------------
                                                                                   15,945,338
---------------------------------------------------------------------------------------------
                   Telecommunication Services--4.4%
         105,300   CenturyTel, Inc.                                                 3,911,895
         449,800 * Premiere Global Services, Inc.                                   3,395,990
         107,775   Telephone & Data Systems, Inc. - Special Shares                  4,192,447
---------------------------------------------------------------------------------------------
                                                                                   11,500,332
---------------------------------------------------------------------------------------------
                   Utilities--6.2%
         124,500   Atmos Energy Corporation                                         3,474,795
         261,800 * CMS Energy Corporation                                           3,387,692
         178,700   Duquesne Light Holdings, Inc.                                    2,937,828
         507,600 * Dynegy, Inc. - Class "A"                                         2,776,572
         160,100   Pepco Holdings, Inc.                                             3,775,158
---------------------------------------------------------------------------------------------
                                                                                   16,352,045
---------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $221,167,874)                                  252,994,371
---------------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--3.0%
          $7,900M Federal Home Loan Bank, 4.95%, 7/3/06 (cost $7,897,827)           7,897,827
---------------------------------------------------------------------------------------------
Total Value of Investments (cost $229,065,701)                      99.9%         260,892,198
Other Assets, Less Liabilities                                        .1              315,864
---------------------------------------------------------------------------------------------
Net Assets                                                         100.0%        $261,208,062
---------------------------------------------------------------------------------------------

* Non-income producing

  At June 30, 2006, the cost of investments for federal income tax purposes was $229,067,051.
  Accumulated net unrealized appreciation on investments was $31,825,147, consisting of
  $43,712,161 gross unrealized appreciation and $11,887,014 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS FOCUSED EQUITY FUND
June 30, 2006

-------------------------------------------------------------------------------------
   Shares or
   Principal
      Amount   Security                                                         Value
-------------------------------------------------------------------------------------
               COMMON STOCKS--99.4%
               Consumer Discretionary--9.4%
      39,700   CBS Corporation - Class "B"                                 $1,073,885
      21,400   Federated Department Stores, Inc.                              783,240
      10,300   Lowe's Companies, Inc.                                         624,901
      10,200   NIKE, Inc. - Class "B"                                         826,200
      51,900   Time Warner, Inc.                                              897,870
      22,050 * Viacom, Inc. - Class "B"                                       790,272
-------------------------------------------------------------------------------------
                                                                            4,996,368
-------------------------------------------------------------------------------------
               Consumer Staples--7.9%
      17,400   Altria Group, Inc.                                           1,277,682
      23,300   PepsiCo, Inc.                                                1,398,932
      26,900   Procter & Gamble Company                                     1,495,640
-------------------------------------------------------------------------------------
                                                                            4,172,254
-------------------------------------------------------------------------------------
               Energy--10.9%
      21,900   Chesapeake Energy Corporation                                  662,475
      33,700   ConocoPhillips                                               2,208,361
      23,400   Noble Energy, Inc.                                           1,096,524
      11,500   Petro-Canada                                                   545,215
      19,600   Schlumberger, Ltd.                                           1,276,156
-------------------------------------------------------------------------------------
                                                                            5,788,731
-------------------------------------------------------------------------------------
               Financials--16.8%
      21,400   ACE, Ltd.                                                    1,082,626
      41,300   Bank of America Corporation                                  1,986,530
      33,500   Citigroup, Inc.                                              1,616,040
      10,800   Golden West Financial Corporation                              801,360
      13,700   Merrill Lynch & Company, Inc.                                  952,972
      11,900   MetLife, Inc.                                                  609,399
      14,800   State Street Corporation                                       859,732
       9,300   UBS AG                                                       1,020,210
-------------------------------------------------------------------------------------
                                                                            8,928,869
-------------------------------------------------------------------------------------
               Health Care--18.2%
      18,500   Abbott Laboratories                                            806,785
       2,700   Alcon, Inc.                                                    266,085
      21,300 * Amgen, Inc.                                                  1,389,399
      18,000   Eli Lilly & Company                                            994,860
      20,000 * Medco Health Solutions, Inc.                                 1,145,600
      34,000   Medtronic, Inc.                                              1,595,280
      29,300   Sanofi-Aventis (ADR)                                         1,426,910
      60,800   Schering-Plough Corporation                                  1,157,024
      11,900 * WellPoint, Inc.                                                865,963
-------------------------------------------------------------------------------------
                                                                            9,647,906
-------------------------------------------------------------------------------------
               Industrials--14.8%
      12,100   Boeing Company                                                 991,111
       6,600   Fluor Corporation                                              613,338
      41,300   General Electric Company                                     1,361,248
      16,700   Lockheed Martin Corporation                                  1,198,058
      15,300   Textron, Inc.                                                1,410,354
      17,800   United Technologies Corporation                              1,128,876
      31,600   Waste Management, Inc.                                       1,133,808
-------------------------------------------------------------------------------------
                                                                            7,836,793
-------------------------------------------------------------------------------------
               Information Technology--17.6%
      19,300   Accenture, Ltd. - Class "A"                                    546,576
      29,200 * Adobe Systems, Inc.                                            886,512
      19,800   Automatic Data Processing, Inc.                                897,930
      47,600 * Cisco Systems, Inc.                                            929,628
      44,000 * Corning, Inc.                                                1,064,360
      75,300 * EMC Corporation                                                826,041
      22,400   First Data Corporation                                       1,008,896
       2,400 * Google, Inc. - Class "A"                                     1,006,392
      14,900 * Marvell Technology Group, Ltd.                                 660,517
      64,200   Microsoft Corporation                                        1,495,860
-------------------------------------------------------------------------------------
                                                                            9,322,712
-------------------------------------------------------------------------------------
               Telecommunication Services--2.2%
      58,021   Sprint Nextel Corporation                                    1,159,840
-------------------------------------------------------------------------------------
               Utilities--1.6%
      11,100   Dominion Resources, Inc.                                       830,169
-------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $47,410,187)                            52,683,642
-------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT--.9%
        $479M  Banc of America Securities, 4.25%, dated 6/30/06,
               to be repurchased at $479,170 on 7/3/06
               (collateralized by U.S. Treasury Notes,
               5.125%, 6/30/11, valued at $490,689)
               (cost $479,000)                                                479,000
-------------------------------------------------------------------------------------
Total Value of Investments (cost $47,889,187)                100.3%        53,162,642
Other Assets, Less Liabilities                                 (.3)          (168,347)
-------------------------------------------------------------------------------------
Net Assets                                                   100.0        $52,994,295
=====================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts

  At June 30, 2006, the cost of investments for federal income tax purposes was $47,917,951.
  Accumulated net unrealized appreciation on investments was $5,244,691, consisting of
  $6,946,313 gross unrealized appreciation and $1,701,622 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS GLOBAL FUND,INC.
June 30, 2006

-----------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount    Security                                                              Value
-----------------------------------------------------------------------------------------------
                    COMMON STOCKS--97.8%
                    United States--45.1%
          32,400    Abbott Laboratories                                              $1,412,964
          33,500    Accenture, Ltd. - Class "A"                                         948,720
          40,500    ACE, Ltd.                                                         2,048,895
          90,000  * Adobe Systems, Inc.                                               2,732,400
          26,600    Aetna, Inc.                                                       1,062,138
          57,200  * Alkermes, Inc.                                                    1,082,224
          41,200    Altria Group, Inc.                                                3,025,316
          43,200  * Amdocs, Ltd.                                                      1,581,120
          22,853    American International Group, Inc.                                1,349,470
          38,600  * Amgen, Inc.                                                       2,517,878
          17,700    AT&T, Inc.                                                          493,653
          84,400    Bank of America Corporation                                       4,059,640
          21,900    Boeing Company                                                    1,793,829
         112,400    CBS Corporation - Class "B"                                       3,040,420
          29,200    Chesapeake Energy Corporation                                       883,300
          30,600    Chubb Corporation                                                 1,526,940
          91,800  * Cisco Systems, Inc.                                               1,792,854
          65,749    Citigroup, Inc.                                                   3,171,732
          44,200    ConocoPhillips                                                    2,896,426
           8,000    Con-way, Inc.                                                       463,440
          94,100  * Corning, Inc.                                                     2,276,279
          26,900    Dominion Resources, Inc.                                          2,011,851
          25,700  * E*TRADE Financial Corporation                                       586,474
          32,500    Eli Lilly & Company                                               1,796,275
         117,200  * EMC Corporation                                                   1,285,684
          47,600    ExxonMobil Corporation                                            2,920,260
          37,300    Federated Department Stores, Inc.                                 1,365,180
          33,500    First Data Corporation                                            1,508,840
          29,800    Fluor Corporation                                                 2,769,314
          94,500    General Electric Company                                          3,114,720
          25,400    General Mills, Inc.                                               1,312,164
          18,600    Golden West Financial Corporation                                 1,380,120
           4,700  * Google, Inc. - Class "A"                                          1,970,851
          28,500    Lockheed Martin Corporation                                       2,044,590
          16,000    Loews Corporation - Carolina Group                                  821,920
          17,800    Lowe's Companies, Inc.                                            1,079,926
          29,900    Market 2000+ Holders Trust                                        1,631,045
           8,700    Martin Marietta Materials, Inc.                                     793,005
          25,900  * Marvell Technology Group, Ltd.                                    1,148,147
          40,700  * Medco Health Solutions, Inc.                                      2,331,296
          61,100    Medtronic, Inc.                                                   2,866,812
           5,900  * MEMC Electronic Materials, Inc.                                     221,250
          23,700    Merrill Lynch & Company, Inc.                                     1,648,572
          55,800    Michaels Stores, Inc.                                             2,301,192
          43,900    Microchip Technology, Inc.                                        1,472,845
         114,300    Microsoft Corporation                                             2,663,190
          24,100  * NASDAQ Stock Market, Inc.                                           720,590
          27,000    Newmont Mining Corporation                                        1,429,110
          78,000    Noble Energy, Inc.                                                3,655,080
          21,000    Nuveen Investments - Class "A"                                      904,050
          10,800  * Penn National Gaming, Inc.                                          418,824
          44,100    PepsiCo, Inc.                                                     2,647,764
          34,900    PNC Financial Services Group, Inc.                                2,448,933
          49,500    Procter & Gamble Company                                          2,752,200
          24,900    QUALCOMM, Inc.                                                      997,743
           8,500  * SanDisk Corporation                                                 433,330
         116,000    Schering-Plough Corporation                                       2,207,480
          29,700    Schlumberger, Ltd.                                                1,933,767
          18,400    Simon Property Group, Inc. (REIT)                                 1,526,096
          99,979    Sprint Nextel Corporation                                         1,998,580
          25,800    State Street Corporation                                          1,498,722
          32,000    Textron, Inc.                                                     2,949,760
          88,600    Time Warner, Inc.                                                 1,532,780
          38,600    United Technologies Corporation                                   2,448,012
          46,900  * Univision Communications, Inc. - Class "A"                        1,571,150
          28,500  * Viacom, Inc. - Class "B"                                          1,021,440
          80,900    Waste Management, Inc.                                            2,902,692
          19,900  * WellPoint, Inc.                                                   1,448,123
------------------------------------------------------------------------------------------------
                                                                                    122,651,387
------------------------------------------------------------------------------------------------
                    Japan--11.2%
          55,650    Canon, Inc.                                                       2,731,020
          24,800    Credit Saison Company, Ltd.                                       1,175,839
          81,300    Daiichi Sankyo Company, Ltd.                                      2,240,257
          52,800    Eisai Company, Ltd.                                               2,378,690
         104,400    Matsui Securities Company, Ltd.                                     989,067
         612,000    Mitsubishi Heavy Industries, Ltd.                                 2,644,692
             215    Mitsubishi Tokyo Financial Group, Inc.                            3,004,750
         233,000    Mitsui & Company, Ltd.                                            3,293,776
             447    Nippon Telegraph & Telephone Corporation                          2,193,649
         223,000    Obayashi Corporation                                              1,535,240
          35,650    Promise Company, Ltd.                                             2,067,616
           1,922    Rakuten, Inc.                                                     1,143,297
          68,300    Seven & I Holdings Company, Ltd.                                  2,252,469
         312,000    Shinsei Bank, Ltd.                                                1,978,743
          16,600    Sony Corporation                                                    733,325
------------------------------------------------------------------------------------------------
                                                                                     30,362,430
------------------------------------------------------------------------------------------------
                    France--8.9%
          20,523    Accor SA                                                          1,248,852
               1  * Arkema (ADR)                                                             35
          72,062    Axa                                                               2,364,380
          18,242    BNP Paribas                                                       1,745,897
          44,098    Carrefour SA                                                      2,584,746
          23,821    Essilor International SA                                          2,397,116
          27,069    Lafarge SA                                                        3,397,167
          17,918    LVMH Moet Hennessy Louis Vuitton SA                               1,777,893
          42,287    PSA Peugeot Citroen                                               2,630,535
          39,253    Sanofi-Aventis                                                    3,829,585
          32,288    Total SA                                                          2,124,129
------------------------------------------------------------------------------------------------
                                                                                     24,100,335
------------------------------------------------------------------------------------------------
                    Switzerland--6.9%
          42,265    Credit Suisse Group - Registered                                  2,359,940
          19,000    Nestle SA - Registered                                            5,955,918
          64,100    UBS AG - Registered                                               7,011,755
          16,000    UBS AG - Registered                                               1,755,200
           8,227  * Zurich Financial Services AG - Registered                         1,799,866
------------------------------------------------------------------------------------------------
                                                                                     18,882,679
------------------------------------------------------------------------------------------------
                    United Kingdom--4.3%
          68,751    AstraZeneca PLC                                                   4,150,466
         265,000  * Debenhams PLC                                                       921,449
         345,254    EMI Group PLC                                                     1,939,647
         843,945    Old Mutual PLC                                                    2,548,209
          57,317    Xstrata PLC                                                       2,173,227
------------------------------------------------------------------------------------------------
                                                                                     11,732,998
------------------------------------------------------------------------------------------------
                    Germany--3.8%
          10,239    Deutsche Boerse AG`                                               1,396,674
         100,000    Deutsche Telekom AG - Registered                                  1,607,273
          15,109    E.ON AG                                                           1,738,732
          22,493    Muenchener Rueckversicherungs-Gesellschaft AG - Registered        3,073,960
          12,397    SAP AG                                                            2,613,916
------------------------------------------------------------------------------------------------
                                                                                     10,430,555
------------------------------------------------------------------------------------------------
                    Canada--3.0%
          24,800    Agnico-Eagle Mines, Ltd.                                            820,384
          69,100    Alcan, Inc.                                                       3,255,858
          20,300    Cameco Corporation                                                  811,391
          23,900    EnCana Corporation                                                1,267,962
         112,200    Talisman Energy, Inc.                                             1,973,412
------------------------------------------------------------------------------------------------
                                                                                      8,129,007
------------------------------------------------------------------------------------------------
                    Italy--2.8%
         609,042    Banca Intesa SpA                                                  3,566,704
         510,761    UniCredito Italiano SpA                                           3,996,902
------------------------------------------------------------------------------------------------
                                                                                      7,563,606
------------------------------------------------------------------------------------------------
                    Spain--1.7%
         229,416    Banco Bilbao Vizcaya Argentaria SA                                4,716,981
------------------------------------------------------------------------------------------------
                    Norway--1.6%
         155,450    Statoil ASA                                                       4,409,238
------------------------------------------------------------------------------------------------
                    Brazil--1.6%
          13,500    All America Latina Logistica                                        916,322
         140,100    Companhia Vale Do Rio Doce (ADR)                                  3,368,004
------------------------------------------------------------------------------------------------
                                                                                      4,284,326
------------------------------------------------------------------------------------------------
                    Mexico--1.3%
          29,600    America Movil SA de CV (ADR) - Series "L"                           984,496
         276,500  * Empresas ICA SA de CV                                               783,866
         229,500    Grupo Televisa SA                                                   894,606
         311,200    Wal-Mart de Mexico SA de CV                                         873,968
------------------------------------------------------------------------------------------------
                                                                                      3,536,936
------------------------------------------------------------------------------------------------
                    Australia--1.2%
         149,324    Westpac Banking Corporation                                       2,582,681
          19,200    Woodside Petroleum, Ltd. (ADR)                                      627,642
------------------------------------------------------------------------------------------------
                                                                                      3,210,323
------------------------------------------------------------------------------------------------
                    Sweden--1.0%
          91,200    Assa Abloy -Class "B"                                             1,531,933
         333,000    Telefonaktiebolaget LM Ericsson - Class "B"                       1,100,223
------------------------------------------------------------------------------------------------
                                                                                      2,632,156
------------------------------------------------------------------------------------------------
                    Ireland--.9%
          23,500  * Elan Corporation PLC (ADR)                                          392,450
          38,500  * Ryanair Holdings PLC (ADR)                                        2,029,720
------------------------------------------------------------------------------------------------
                                                                                      2,422,170
------------------------------------------------------------------------------------------------
                    Taiwan--.7%
         111,600    Chunghwa Telecom Company, Ltd. (ADR)                              2,061,252
------------------------------------------------------------------------------------------------
                    Netherlands--.7%
          60,943    Koninklijke (Royal) Philips Electronics NV                        1,903,714
------------------------------------------------------------------------------------------------
                    Finland--.7%
          91,600    Nokia OYJ                                                         1,869,316
------------------------------------------------------------------------------------------------
                    Greece--.4%
          33,189    OPAP SA                                                           1,200,978
------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $230,954,811)                                    266,100,387
------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--3.0%
          $8,115M   Banc of America Securities, 4.25% dated 6/30/06,
                    to be repurchased at $8,117,874 on 7/3/06
                    (collateralized by U.S. Treasury Bonds, 5.125%,
                    6/30/11, valued at $8,301,658) (cost $8,115,000)                  8,115,000
------------------------------------------------------------------------------------------------
Total Value of Investments (cost $239,069,811)                             100.8%   274,215,387
Excess of Liabilities Over Other Assets                                      (.8)    (2,285,399)
------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%  $271,929,988
================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts
    REIT  Real Estate Investment Trust

  At June 30, 2006, the cost of investments for federal income tax purposes was $239,502,685.
  Accumulated net unrealized appreciation on investments was $34,712,702, consisting of
  $40,502,629 gross unrealized appreciation and $5,789,927 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS GLOBAL FUND
June 30. 2006

Sector diversification of the portfolio was as follows:
-----------------------------------------------------------------------------------------------
                                                                   Percentage
Sector                                                          of Net Assets             Value
-----------------------------------------------------------------------------------------------
Diversified Financials                                                   10.8%      $29,345,871
Banks                                                                     9.3        25,421,711
Capital Goods                                                             9.2        24,909,732
Energy                                                                    8.6        23,502,607
Pharmaceuticals & Biotechnology                                           8.1        22,008,269
Materials                                                                 5.6        15,236,790
Insurance                                                                 5.4        14,711,720
Software & Services                                                       5.1        14,019,037
Food, Beverage & Tobacco                                                  5.1        13,763,082
Technology Hardware & Equipment                                           4.6        12,486,449
Health Care Equipment & Services                                          3.7        10,105,485
Media                                                                     3.7        10,000,043
Telecommunication Services                                                3.4         9,338,903
Retailing                                                                 2.5         6,811,044
Food & Staples Retailing                                                  2.1         5,711,183
Consumer Durables & Apparel                                               1.6         4,414,932
Utilities                                                                 1.4         3,750,583
Transportation                                                            1.2         3,409,482
Commercial Services & Supplies                                            1.1         2,902,692
Consumer Services                                                         1.1         2,868,654
Semiconductors & Semiconductor Equipment                                  1.0         2,842,242
Household & Personal Products                                             1.0         2,752,200
Automobiles & Components                                                  1.0         2,630,535
Pooled Vehicle                                                            0.6         1,631,045
Real Estate                                                               0.6         1,526,096
Repurchase Agreement                                                      3.0         8,115,000
-----------------------------------------------------------------------------------------------
Total Value of Investments                                              100.8       274,215,387
Excess of Liabilities Over Other Assets                                   (.8)       (2,285,399)
-----------------------------------------------------------------------------------------------
Net Assets                                                              100.0%     $271,929,988
===============================================================================================



Portfolio of Investments (unaudited)
FIRST INVESTORS INTERNATIONAL FUND
June 30, 2006

--------------------------------------------------------------------------------------------------

           Shares  Security                                                                  Value
--------------------------------------------------------------------------------------------------
                   COMMON STOCKS--91.7%
                   United Kingdom--25.2%
            3,200  Barratt Developments PLC                                                $56,108
            4,700  BP PLC                                                                   54,809
              400  BP PLC (ADR)                                                             27,844
            9,400  British American Tobacco PLC                                            236,795
            8,800  Cadbury Schweppes PLC                                                    84,880
            9,800  Diageo PLC                                                              164,853
            5,800  Imperial Tobacco Group PLC                                              179,041
            3,600  Kensington Group PLC                                                     68,582
            2,200  Reckitt Benckiser PLC                                                    82,194
            3,400  Royal Bank of Scotland Group PLC                                        111,809
           44,200  Tesco PLC                                                               273,046
--------------------------------------------------------------------------------------------------
                                                                                         1,339,961
--------------------------------------------------------------------------------------------------
                   Switzerland--11.7%
            2,200  Kuehne & Nagel International AG - Registered                            159,837
               16  Lindt & Spruengli AG - PC                                                31,595
              430  Nestle SA - Registered                                                  134,792
            1,600  Novartis AG (ADR)                                                        86,272
            1,000  Roche Holding AG - Genusscheine                                         164,980
              400  UBS AG - Registered                                                      43,755
--------------------------------------------------------------------------------------------------
                                                                                           621,231
--------------------------------------------------------------------------------------------------
                   Spain--11.1%
            6,700  Banco Bilbao Vizcaya Argentaria SA                                      137,757
           11,800  Enagas                                                                  251,671
            5,900  Red Electrica de Espana                                                 203,615
--------------------------------------------------------------------------------------------------
                                                                                           593,043
--------------------------------------------------------------------------------------------------
                   Australia--8.2%
            7,200  Aristocrat Leisure, Ltd.                                                 68,898
            1,400  Australia & New Zealand Banking Group, Ltd.                              27,657
            6,700  News Corporation - CDI Class "B"                                        135,395
            7,800  Westfield Group                                                         100,427
            7,000  Woolworths, Ltd.                                                        104,793
--------------------------------------------------------------------------------------------------
                                                                                           437,170
--------------------------------------------------------------------------------------------------
                   Japan--6.9%
            1,800  Daito Trust Construction Company, Ltd.                                   99,829
                8  Millea Holdings, Inc.                                                   149,062
            2,300  Toyota Motor Corporation                                                120,518
--------------------------------------------------------------------------------------------------
                                                                                           369,409
--------------------------------------------------------------------------------------------------
                   Ireland--5.3%
            1,600  Allied Irish Banks PLC                                                   38,564
           15,600  Anglo Irish Bank Corporation, PLC                                       243,354
--------------------------------------------------------------------------------------------------
                                                                                           281,918
--------------------------------------------------------------------------------------------------
                   France--3.8%
              300  L'Oreal SA                                                               28,329
            2,200  M6 Metropole Television                                                  68,835
            1,600  Total SA                                                                105,259
--------------------------------------------------------------------------------------------------
                                                                                           202,423
--------------------------------------------------------------------------------------------------
                   Mexico--3.4%
           11,600* America Telecom, SA de CV - Series "A1"                                  68,546
           29,800  Grupo Modelo, SA de CV - Series "C"                                     114,446
--------------------------------------------------------------------------------------------------
                                                                                           182,992
--------------------------------------------------------------------------------------------------
                   Netherlands--3.1%
            1,000  Aalberts Industries NV                                                   73,459
            2,600  TNT NV                                                                   93,020
--------------------------------------------------------------------------------------------------
                                                                                           166,479
--------------------------------------------------------------------------------------------------
                   Belgium--3.0%
              500  Colruyt NV                                                               78,062
            1,700  InBev NV                                                                 83,362
--------------------------------------------------------------------------------------------------
                                                                                           161,424
--------------------------------------------------------------------------------------------------
                   India--2.5%
            2,450  HDFC Bank, Ltd. (ADR)                                                   133,648
--------------------------------------------------------------------------------------------------
                   South Africa--2.0%
            5,500  Remgro, Ltd.                                                            104,120
--------------------------------------------------------------------------------------------------
                   Italy--1.6%
            2,800  Eni SpA                                                                  82,453
--------------------------------------------------------------------------------------------------
                   Taiwan--1.5%
            8,600  Taiwan Semiconductor Manufacturing Company, Ltd. Sp (ADR)                78,948
--------------------------------------------------------------------------------------------------
                   Sweden--1.2%
            2,400  Atlas Copco AB - B shares                                                62,303
--------------------------------------------------------------------------------------------------
                   Brazil--1.2%
            2,100  Banco Itau Holding Financeira SA (ADR)                                   61,236
--------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $4,700,811)                                 91.7%     4,878,758
Other Assets, Less Liabilities                                                  8.3        441,162
--------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%    $5,319,920
==================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts

  At June 30, 2006, the cost of investments for federal income tax purposes was $4,700,811.
  Accumulated net unrealized appreciation on investments was $177,947, consisting entirely of unrealized appreciation.



Portfolio of Investments (continued)
FIRST INVESTORS INTERNATIONAL FUND
June 30, 2006

--------------------------------------------------------------------------------------------------

                                                                    Percentage
Sector                                                           of Net Assets               Value
--------------------------------------------------------------------------------------------------
Banks                                                                     16.3%           $866,362
Oil & Gas                                                                  9.8             522,036
Food & Drug Retailing                                                      8.6             455,901
Tobacco                                                                    7.8             415,836
Beverages                                                                  6.8             362,661
Air Freight & Couriers                                                     4.8             252,857
Food Products                                                              4.7             251,267
Pharmaceuticals                                                            4.7             251,252
Media                                                                      3.8             204,230
Electric Utilities                                                         3.8             203,615
Insurance                                                                  2.8             149,062
Automobiles                                                                2.3             120,518
Diversified Financials                                                     2.0             104,120
Real Estate                                                                1.9             100,427
Construction & Engineering                                                 1.9              99,829
Household Products                                                         1.5              82,194
Semiconductor Equipment & Products                                         1.5              78,948
Industrial Conglomerates                                                   1.4              73,459
Hotels, Restaurants & Leisure                                              1.3              68,898
Commercial Services & Supplies                                             1.3              68,546
Machinery                                                                  1.2              62,303
Household Durables                                                         1.0              56,108
Personal Products                                                           .5              28,329
--------------------------------------------------------------------------------------------------
Total Value of Investments                                                91.7%          4,878,758
Other Assets, Less Liabilities                                             8.3             441,162
--------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%         $5,319,920
==================================================================================================


Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  August 25, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  August 25, 2006